UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

THE MERGER FUND

WCM ALTERNATIVES:
EVENT-DRIVEN FUND

SEMI-ANNUAL REPORT

June 30, 2014

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2004 – June 2014 (Unaudited)

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings First Six-Months 2014

DEAL COMPOSITION

The Merger Fund (Unaudited)

Type of Buyer*		Deal Terms*
Strategic	100.0%	Stock & Stub1	37.0%
Financial	0.0%	Cash & Stock	18.6%
		Cash	18.5%
By Deal Type*		Stock with Fixed Exchange Ratio	12.6%
Friendly	93.3%	Undetermined2	11.1%
Hostile	6.7%	Stock with Flexible Exchange Ratio (Collar)	2.2%

*	Data expressed as a percentage of long common stock, corporate and municipal bonds and swap contract positions as of June 30, 2014.
1	“Stub” includes assets other than cash and stock (e.g., escrow notes).
2
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION

The Merger Fund (Unaudited)

By Sector*	By Region*

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector*	By Region*

*	Data expressed as a percentage of long common stock, corporate and municipal bonds and swap contract positions as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE
June 30, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs as described below and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 for the period 1/1/14 - 6/30/14.

Actual Expenses

The first line of the table for each share class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The second line of the table for each share class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE
June 30, 2014 (Unaudited)

			Annualized	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period
	Value 1/1/14	Value 6/30/14	Ratio	1/1/14 - 6/30/14*
The Merger Fund
Investor Class
Actual+(1)	$1,000.00	$1,028.70	1.43%	$7.19
Hypothetical+(2)	$1,000.00	$1,017.70	1.43%	$7.15
Institutional Class
Actual++(3)	$1,000.00	$1,029.40	1.27%	$6.39
Hypothetical++(2)	$1,000.00	$1,018.50	1.27%	$6.36

WCM Alternatives: Event-Driven Fund
Institutional Class^
Actual+++(4)	$1,000.00	$1,051.00	2.15%	$10.93
Hypothetical+++(2)	$1,000.00	$1,014.13	2.15%	$10.74

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
+
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in The Merger Fund Investor Class would have been $6.19 and $6.16, respectively.

++
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in The Merger Fund Institutional Class would have been $5.38 and $5.36, respectively.

+++
Excluding dividends and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the WCM Alternatives: Event-Driven Fund would have been $8.85 and $8.20, respectively.

(1)	Ending account values and expenses paid during the period based on a 2.87% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
(3)	Ending account values and expenses paid during the period based on a 2.94% return. This actual return is net of expenses.
(4)
Ending account values and expenses paid during the period based on a 5.10% return, which is calculated for the period January 2, 2014 (commencement of operations) to June 30, 2014.  This actual return is net of expenses.

^	Commencement of operations January 2, 2014.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS — 88.04%

	ADVERTISING — 2.98%
3,139,900	Lamar Advertising Company Class A (f)	$166,414,700

	AEROSPACE & DEFENSE — 1.06%
641,800	B/E Aerospace, Inc. (a)(h)	59,360,082

	APPLICATION SOFTWARE — 0.21%
566,143	AutoNavi Holdings, Ltd. — ADR (a)	11,832,389
2,250	King Digital Entertainment plc (a)(b)	46,238
		11,878,627

	AUTOMOBILE MANUFACTURERS — 2.03%
3,121,100	General Motors Company (f)	113,295,930

	BROADCASTING & CABLE TV — 1.84%
1,647,758	CBS Corporation Class B (f)	102,391,682

	CABLE & SATELLITE TV — 9.80%
1,404,558	DIRECTV (a)(e)	119,401,476
913,500	DISH Network Corporation Class A (a)(e)	59,450,580
345,145	Liberty Global plc Series C (a)	14,603,085
33,052,651	Sirius XM Holdings, Inc. (a)(f)	114,362,172
1,621,051	Time Warner Cable, Inc. (f)	238,780,812
		546,598,125
	COAL & CONSUMABLE FUELS — 0.02%

21,700	CONSOL Energy, Inc.	999,719
	COMMODITY CHEMICALS — 0.19%
710,778	PetroLogistics LP	10,206,772

	CONSTRUCTION & ENGINEERING — 0.31%
505,132	Foster Wheeler AG (b)	17,209,847

	CONSTRUCTION & FARM MACHINERY
	& HEAVY TRUCKS — 0.20%
343,600	The Manitowoc Company, Inc. (f)	11,290,696

	CONSTRUCTION MATERIALS — 1.71%
1,033,356	Texas Industries, Inc. (a)(e)	95,440,760

	CONSUMER FINANCE — 2.09%
4,717,909	Navient Corporation (f)	83,554,168
3,974,761	SLM Corporation	33,030,264
		116,584,432

	DIVERSIFIED BANKS — 0.17%
587,358	Wing Hang Bank, Ltd. (b)	9,473,027

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

	DIVERSIFIED CHEMICALS — 5.65%
1,365,000	The Dow Chemical Company (f)	$70,242,900
1,479,900	E.I. Du Pont de Nemours & Company (f)	96,844,656
5,270,704	Huntsman Corporation (f)	148,106,782
		315,194,338

	DIVERSIFIED METALS & MINING — 0.01%
276,970	Pilot Gold, Inc. (a)(b)	378,967

	DIVERSIFIED SUPPORT SERVICES — 1.18%
104,600	Civeo Corporation	2,618,138
1,783,600	Iron Mountain, Inc. (h)	63,228,620
		65,846,758

	DRUG RETAIL — 0.65%
487,700	Walgreen Company	36,153,201

	FOOD RETAIL — 1.53%
2,479,639	Safeway, Inc. (g)	85,150,803

	GOLD — 0.70%
1,529,484	Newmont Mining Corporation	38,910,073

	HEALTH CARE EQUIPMENT — 2.81%
1,735,407	Covidien plc (b)(e)	156,499,003

	INDUSTRIAL MACHINERY — 0.86%
704,900	The Timken Company	47,820,416

	INTEGRATED OIL & GAS — 5.28%
484,600	BP plc — ADR	25,562,650
1,590,600	Hess Corporation (f)	157,294,434
1,086,000	Occidental Petroleum Corporation (f)	111,456,180
		294,313,264

	INTEGRATED TELECOMMUNICATION SERVICES — 0.39%
437,500	Verizon Communications, Inc.	21,406,875

	INTERNET SOFTWARE & SERVICES — 1.96%
318,700	Equinix, Inc. (a)(g)	66,955,683
1,209,500	Yahoo!, Inc. (a)	42,489,735
		109,445,418

	LIFE & HEALTH INSURANCE — 0.80%
648,672	Protective Life Corporation	44,972,430

	LIFE SCIENCES TOOLS & SERVICES — 0.99%
966,200	Agilent Technologies, Inc. (h)	55,498,528

	MOVIES & ENTERTAINMENT — 0.00%
1,000	SFX Entertainment, Inc. (a)	8,100

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

	MULTI-LINE INSURANCE — 3.01%
3,074,887	American International Group, Inc. (f)	$167,827,332

	MULTI-UTILITIES — 0.51%
1,114,100	CenterPoint Energy, Inc.	28,454,114

	OIL & GAS DRILLING — 2.87%
843,300	Ensco plc Class A (b)	46,862,181
2,905,077	Noble Corporation plc (b)(f)	97,494,384
355,800	Transocean, Ltd. (b)	16,021,674
		160,378,239

	OIL & GAS EQUIPMENT & SERVICES — 2.62%
33,700	Halliburton Company	2,393,037
1,705,400	National Oilwell Varco, Inc. (f)	140,439,690
52,300	Oil States International, Inc. (a)	3,351,907
		146,184,634

	OIL & GAS EXPLORATION & PRODUCTION — 4.01%
1,137,900	Anadarko Petroleum Corporation (f)	124,565,913
2,872,100	QEP Resources, Inc. (f)	99,087,450
		223,653,363

	OIL & GAS STORAGE & TRANSPORTATION — 0.02%
17,200	The Williams Companies, Inc.	1,001,212

	PACKAGED FOODS & MEATS — 4.33%
3,875,305	The Hillshire Brands Company (f)	241,431,502

	PAPER PRODUCTS — 1.61%
1,777,900	International Paper Company (f)	89,730,613

	PHARMACEUTICALS — 8.83%
716,916	Allergan, Inc. (f)	121,316,526
128,900	Endo International plc (a)(b)	9,025,578
1,843,092	Forest Laboratories, Inc. (a)(e)	182,466,108
671,500	Mallinckrodt plc (a)(b)(h)	53,733,430
3,644,569	Pfizer, Inc. (f)	108,170,808
190,627	Questcor Pharmaceuticals, Inc.	17,631,091
		492,343,541

	REGIONAL BANKS — 0.27%
1,349,441	Investors Bancorp, Inc.	14,911,323

	REITS — 4.70%
2,592,675	CommonWealth REIT (f)	68,239,206
6,065,243	NorthStar Realty Finance Corporation (a)(f)	105,413,923
1,581,506	Starwood Property Trust, Inc.	37,592,398
288,499	Starwood Waypoint Residential Trust (a)	7,561,559

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

	REITS — 4.70% (continued)
1,305,500	Weyerhaeuser Company	$43,198,995
		262,006,081

	SECURITY & ALARM SERVICES — 0.43%
731,400	Corrections Corporation of America (h)	24,026,490

	SEMICONDUCTOR EQUIPMENT — 1.69%
5,517,865	Tokyo Electron Ltd. — ADR (g)	94,300,313

	SEMICONDUCTORS — 0.17%
557,286	RDA Microelectronics, Inc. — ADR	9,535,163

	SPECIALTY CHEMICALS — 1.42%
259,200	Ashland, Inc.	28,185,408
1,959,100	Chemtura Corporation (a)(h)	51,191,283
		79,376,691

	THRIFTS & MORTGAGE FINANCE — 1.63%
9,239,441	Hudson City Bancorp, Inc. (g)	90,823,705

	TOBACCO — 0.20%
186,700	Lorillard, Inc.	11,383,099

	TRADING COMPANIES & DISTRIBUTORS — 0.28%
426,350	NOW, Inc. (a)	15,438,134

	TRUCKING — 0.10%
202,000	Hertz Global Holdings, Inc. (a)	5,662,060

	WIRELESS TELECOMMUNICATION SERVICES — 3.92%
8,649,806	Sprint Corporation (a)(f)	73,782,845
2,948,190	T-Mobile U.S., Inc. (a)(f)	99,118,148
1,370,525	Vodafone Group plc — ADR	45,761,830
		218,662,823
	TOTAL COMMON STOCKS (Cost $4,466,467,112)	4,909,873,005

CONTINGENT VALUE RIGHTS — 0.00%
77,699	Leap Wireless International, Inc. (a)(d)(k)	194,247
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	194,247

WARRANTS — 0.00%
142,642	Kinross Gold Corporation (a)(b)	3,342
	TOTAL WARRANTS (Cost $540,028)	3,342

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Principal Amount		Value

CORPORATE BONDS — 3.51%
	American Airlines Group, Inc.
$30,933,000	7.500%, 3/15/2016 (Acquired 1/29/13 through 11/21/13, cost $31,266,730) (i)	$32,189,653
	B/E Aerospace, Inc.
14,941,000	5.250%, 4/1/2022	16,341,719
	Drill Rigs Holdings, Inc.
25,506,000	6.500%, 10/1/2017 (Acquired 5/27/14 through 5/28/14, cost $26,564,838) (b)(i)	26,207,415
	Gentiva Health Services, Inc.
34,194,000	11.500%, 9/1/2018	36,544,837
	The Hillman Group, Inc.
4,930,000	10.875%, 6/1/2018	5,232,209
	MetroPCS Wireless, Inc.
10,338,000	6.625%, 11/15/2020	11,074,583
	National Money Mart Company
26,613,000	10.375%, 12/15/2016 (b)	28,109,981
	Nuveen Investments, Inc.
33,620,000	9.500%, 10/15/2020 (Acquired 4/17/14 through 6/6/14, cost $40,080,184) (i)	40,007,800
	TOTAL CORPORATE BONDS (Cost $195,289,064)	195,708,197

MUNICIPAL BONDS — 0.11%
	Louisiana Public Facilities
5,984,000	9.750%, 8/1/2014	6,004,884
	TOTAL MUNICIPAL BONDS (Cost $5,984,000)	6,004,884

Contracts (100 shares per contract)

PURCHASED CALL OPTIONS — 0.02%
	CBOE Volatility Index
5,596	Expiration: July 2014, Exercise Price: $13.00	313,376
4,659	Expiration: July 2014, Exercise Price: $14.00	186,360
8,394	Expiration: August 2014, Exercise Price: $14.00	881,370
		1,381,106

PURCHASED PUT OPTIONS — 0.26%
	Agilent Technologies, Inc.
622	Expiration: August 2014, Exercise Price: $50.00	14,306
7,067	Expiration: November 2014, Exercise Price: $45.00	310,948
	Allergan, Inc.
981	Expiration: September 2014, Exercise Price: $140.00	193,747
	Alstom SA
3,336	Expiration: July 2014, Exercise Price: EUR 26.00 (j)	132,473
2,769	Expiration: August 2014, Exercise Price: EUR 26.00 (j)	227,495

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	American International Group, Inc.
3,453	Expiration: August 2014, Exercise Price: $44.00	$24,171
1,684	Expiration: August 2014, Exercise Price: $45.00	13,472
1,848	Expiration: August 2014, Exercise Price: $46.00	19,404
17,121	Expiration: August 2014, Exercise Price: $49.00	376,662
	Anadarko Petroleum Corporation
3,359	Expiration: August 2014, Exercise Price: $85.00	50,385
5,477	Expiration: August 2014, Exercise Price: $87.50	101,324
	Ashland, Inc.
2,203	Expiration: July 2014, Exercise Price: $85.00	6,609
	B/E Aerospace, Inc.
2,842	Expiration: October 2014, Exercise Price: $80.00	312,620
897	Expiration: October 2014, Exercise Price: $85.00	195,098
	Barrick Gold Corporation
3,768	Expiration: October 2014, Exercise Price: $20.00	885,480
	BP plc — ADR
2,534	Expiration: July 2014, Exercise Price: $44.00	5,068
2,170	Expiration: August 2014, Exercise Price: $45.00	16,275
	CBS Corporation Class B
5,174	Expiration: September 2014, Exercise Price: $50.00	155,220
3,256	Expiration: September 2014, Exercise Price: $52.50	146,520
2,936	Expiration: September 2014, Exercise Price: $55.00	220,200
	CenterPoint Energy, Inc.
7,354	Expiration: August 2014, Exercise Price: $17.50	36,770
	Chemtura Corporation
2,698	Expiration: September 2014, Exercise Price: $17.50	33,725
11,870	Expiration: September 2014, Exercise Price: $20.00	178,050
	CommonWealth REIT
20,940	Expiration: July 2014, Exercise Price: $22.50	157,050
	CONSOL Energy, Inc.
185	Expiration: July 2014, Exercise Price: $36.00	555
	Corrections Corporation of America
3,657	Expiration: September 2014, Exercise Price: $30.00	118,853
	DISH Network Corporation Class A
8,222	Expiration: September 2014, Exercise Price: $52.50	698,870
	The Dow Chemical Company
1,872	Expiration: September 2014, Exercise Price: $44.00	54,288
8,231	Expiration: September 2014, Exercise Price: $49.00	856,024
	E.I. Du Pont de Nemours & Company
9,949	Expiration: July 2014, Exercise Price: $57.50	34,821
1,285	Expiration: October 2014, Exercise Price: $55.00	34,695

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Endo International plc
1,161	Expiration: July 2014, Exercise Price: $50.00	$14,513
	Ensco plc Class A
4,728	Expiration: September 2014, Exercise Price: $46.00	70,920
	Equinix, Inc.
422	Expiration: September 2014, Exercise Price: $180.00	44,310
940	Expiration: September 2014, Exercise Price: $185.00	148,050
	General Motors Company
4,327	Expiration: September 2014, Exercise Price: $30.00	86,540
4,506	Expiration: September 2014, Exercise Price: $33.00	234,312
	Halliburton Company
2,753	Expiration: July 2014, Exercise Price: $49.00	2,753
	Hertz Global Holdings, Inc.
2,020	Expiration: August 2014, Exercise Price: $25.00	109,080
	Hess Corporation
11,135	Expiration: August 2014, Exercise Price: $77.50	66,810
	The Hillshire Brands Company
11,280	Expiration: July 2014, Exercise Price: $32.00	28,200
4,111	Expiration: July 2014, Exercise Price: $33.00	10,278
255	Expiration: August 2014, Exercise Price: $50.00	1,275
	Huntsman Corporation
26,742	Expiration: August 2014, Exercise Price: $21.00	66,855
11,730	Expiration: August 2014, Exercise Price: $23.00	117,300
	International Paper Company
1,744	Expiration: July 2014, Exercise Price: $40.00	2,616
9,209	Expiration: October 2014, Exercise Price: $40.00	138,135
2,656	Expiration: October 2014, Exercise Price: $41.00	47,808
	Iron Mountain, Inc.
10,125	Expiration: July 2014, Exercise Price: $22.50	25,313
4,719	Expiration: October 2014, Exercise Price: $20.00	23,595
	Lamar Advertising Company Class A
503	Expiration: July 2014, Exercise Price: $45.00	3,773
3,140	Expiration: July 2014, Exercise Price: $47.00	39,250
3,140	Expiration: July 2014, Exercise Price: $48.00	31,400
	Lorillard, Inc.
1,866	Expiration: July 2014, Exercise Price: $50.00	7,464
	Mallinckrodt plc
910	Expiration: July 2014, Exercise Price: $50.00	4,550
6,580	Expiration: July 2014, Exercise Price: $55.00	49,350
	The Manitowoc Company, Inc.
2,749	Expiration: August 2014, Exercise Price: $29.00	109,960

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	National Oilwell Varco, Inc.
5,320	Expiration: August 2014, Exercise Price: $65.00	$55,860
7,705	Expiration: August 2014, Exercise Price: $70.00	115,575
881	Expiration: August 2014, Exercise Price: $72.50	15,858
	Newmont Mining Corporation
3,372	Expiration: July 2014, Exercise Price: $23.00	10,116
	Noble Corporation plc
2,220	Expiration: September 2014, Exercise Price: $26.00	26,640
5,507	Expiration: September 2014, Exercise Price: $28.00	132,168
14,246	Expiration: September 2014, Exercise Price: $29.00	484,364
	Occidental Petroleum Corporation
1,509	Expiration: August 2014, Exercise Price: $82.50	11,317
1,755	Expiration: August 2014, Exercise Price: $85.00	21,060
3,466	Expiration: August 2014, Exercise Price: $87.50	51,990
1,007	Expiration: November 2014, Exercise Price: $87.50	92,644
	Pfizer, Inc.
4,165	Expiration: July 2014, Exercise Price: $27.00	4,165
2,166	Expiration: July 2014, Exercise Price: $28.00	4,332
2,953	Expiration: September 2014, Exercise Price: $24.00	11,812
5,496	Expiration: September 2014, Exercise Price: $25.00	32,976
	QEP Resources, Inc.
22,805	Expiration: September 2014, Exercise Price: $25.00	205,245
	SLM Corporation
10,069	Expiration: July 2014, Exercise Price: $21.00	15,103
294	Expiration: July 2014, Exercise Price: $22.00	441
17,237	Expiration: October 2014, Exercise Price: $21.00	189,607
	SPDR S&P 500 ETF Trust
3,738	Expiration: August 2014, Exercise Price: $189.00	399,966
3,737	Expiration: August 2014, Exercise Price: $190.00	459,651
5,604	Expiration: August 2014, Exercise Price: $191.00	778,956
4,671	Expiration: December 2014, Exercise Price: $160.00	457,758
4,671	Expiration: December 2014, Exercise Price: $181.00	1,518,075
	Sprint Corporation
20,189	Expiration: August 2014, Exercise Price: $6.00	50,473
47,902	Expiration: August 2014, Exercise Price: $7.00	526,922
	Time Warner Cable, Inc.
4,022	Expiration: July 2014, Exercise Price: $120.00	40,220
	The Timken Company
4,651	Expiration: September 2014, Exercise Price: $55.00	127,902
	T-Mobile U.S., Inc.
23,071	Expiration: August 2014, Exercise Price: $28.00	645,988

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Transocean, Ltd.
504	Expiration: August 2014, Exercise Price: $37.00	$8,064
1,666	Expiration: August 2014, Exercise Price: $38.00	28,322
234	Expiration: August 2014, Exercise Price: $40.00	5,850
	Verizon Communications, Inc.
1,272	Expiration: August 2014, Exercise Price: $45.00	17,808
714	Expiration: August 2014, Exercise Price: $46.00	17,136
	Vodafone Group plc — ADR
865	Expiration: July 2014, Exercise Price: $30.00	3,460
1,641	Expiration: October 2014, Exercise Price: $32.00	152,613
751	Expiration: October 2014, Exercise Price: $33.00	97,630
	Walgreen Company
1,507	Expiration: September 2014, Exercise Price: $60.00	45,963
1,975	Expiration: September 2014, Exercise Price: $65.00	178,738
	Weyerhaeuser Company
12,220	Expiration: July 2014, Exercise Price: $24.00	91,650
3,251	Expiration: July 2014, Exercise Price: $26.00	16,255
	The Williams Companies, Inc.
2,562	Expiration: July 2014, Exercise Price: $38.00	3,843
2,160	Expiration: August 2014, Exercise Price: $39.00	10,800
	Yahoo!, Inc.
4,645	Expiration: July 2014, Exercise Price: $29.00	9,290
5,636	Expiration: July 2014, Exercise Price: $33.00	180,352
		14,450,546
	TOTAL PURCHASED OPTIONS (Cost $48,362,843)	15,831,652
Principal Amount
ESCROW NOTES — 0.04%
$1,243,406	AMR Corporation (a)(d)(k)	2,300,301
13,887,000	Dallas-Fort Worth International Airport (a)(d)(k)	—
	TOTAL ESCROW NOTES (Cost $3,721,337)	2,300,301

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS — 14.55%
335,000,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.01% (c)(f)	$335,000,000
141,172,352	Goldman Sachs Financial Square Money Market Fund,
	Institutional Share Class, 0.07% (c)(e)	141,172,352
335,000,000	The Liquid Asset Portfolio,
	Institutional Share Class, 0.06% (c)(f)	335,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $811,172,352)	811,172,352
	TOTAL INVESTMENTS
	(Cost $5,531,536,736) — 106.53%	$5,941,087,980

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2014, these securities represented 1.76% of total net assets.

(j)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.
(k)	Level 3 Security. Please see Note 2 on the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS — 83.61%

	ADVERTISING — 2.81%
4,000	Lamar Advertising Company Class A (e)	$212,000

	AEROSPACE & DEFENSE — 1.84%
1,500	B/E Aerospace, Inc. (a)(e)	138,735

	APPLICATION SOFTWARE — 0.35%
514	AutoNavi Holdings, Ltd. — ADR (a)(d)	10,743
750	King Digital Entertainment plc (a)(b)	15,412
		26,155

	AUTOMOBILE MANUFACTURERS — 2.31%
4,800	General Motors Company (e)	174,240

	BROADCASTING & CABLE TV — 0.56%
678	CBS Corporation Class B (e)	42,131

	CABLE & SATELLITE TV — 9.57%
2,208	DIRECTV (a)(d)	187,702
1,600	DISH Network Corporation Class A (a)(e)	104,128
450	Liberty Global plc Series C (a)(f)	19,040
49,748	Sirius XM Holdings, Inc. (a)(e)	172,128
1,617	Time Warner Cable, Inc. (e)	238,184
		721,182

	CONSTRUCTION & ENGINEERING — 0.73%
1,622	Foster Wheeler AG (b)(d)	55,262

	CONSTRUCTION & FARM
	MACHINERY & HEAVY TRUCKS — 0.39%
900	The Manitowoc Company, Inc. (e)	29,574

	CONSTRUCTION MATERIALS — 1.36%
1,106	Texas Industries, Inc. (a)(d)	102,150

	CONSUMER FINANCE — 2.70%
8,192	Navient Corporation (e)	145,080
7,056	SLM Corporation (e)	58,635
		203,715

	DIVERSIFIED BANKS — 2.15%
3,200	Citigroup, Inc. (e)	150,720
695	Wing Hang Bank, Ltd. (b)(d)	11,209
		161,929
	DIVERSIFIED CAPITAL MARKETS — 1.16%
2,664	CI Financial Corporation (a)(b)(d)	87,506

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

	DIVERSIFIED CHEMICALS — 4.16%
2,400	The Dow Chemical Company (e)	$123,504
2,900	E.I. Du Pont de Nemours & Company (e)	189,776
		313,280

	DRUG RETAIL — 1.08%
1,100	Walgreen Company (e)	81,543

	FOOD RETAIL — 1.84%
4,033	Safeway, Inc. (d)	138,493

	GOLD — 0.93%
2,763	Newmont Mining Corporation (e)	70,291

	HEALTH CARE EQUIPMENT — 2.84%
2,373	Covidien plc (b)(e)	213,997

	INDUSTRIAL CONGLOMERATES — 1.12%
3,200	General Electric Company (e)	84,096

	INDUSTRIAL MACHINERY — 0.72%
800	The Timken Company (e)	54,272

	INTEGRATED OIL & GAS — 2.95%
1,100	BP plc — ADR (e)	58,025
1,600	Occidental Petroleum Corporation (e)	164,208
		222,233

	INTEGRATED TELECOMMUNICATION SERVICES — 0.84%
1,300	Verizon Communications, Inc. (e)	63,609

	INTERNET SOFTWARE & SERVICES — 1.21%
100	Equinix, Inc. (a)(e)	21,009
2,000	Yahoo!, Inc. (a)(e)	70,260
		91,269

	LIFE & HEALTH INSURANCE — 0.48%
524	Protective Life Corporation (d)	36,329

	LIFE SCIENCES TOOLS & SERVICES — 0.53%
700	Agilent Technologies, Inc. (e)	40,208

	MULTI-LINE INSURANCE — 3.78%
5,212	American International Group, Inc. (e)	284,471

	MULTI-UTILITIES — 1.02%
3,000	CenterPoint Energy, Inc. (e)	76,620

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

	OIL & GAS DRILLING — 2.73%
1,200	Ensco plc Class A (b)(e)	$66,684
2,523	Noble Corporation plc (b)(e)	84,672
1,200	Transocean, Ltd. (b)(e)	54,036
		205,392

	OIL & GAS EQUIPMENT & SERVICES — 2.41%
2,200	National Oilwell Varco, Inc. (e)	181,170

	OIL & GAS EXPLORATION & PRODUCTION — 3.11%
1,700	Anadarko Petroleum Corporation (e)	186,099
1,400	QEP Resources, Inc. (e)	48,300
		234,399

	PACKAGED FOODS & MEATS — 5.05%
6,106	The Hillshire Brands Company (e)	380,404

	PAPER PRODUCTS — 1.21%
1,800	International Paper Company (e)	90,846

	PHARMACEUTICALS — 4.18%
1,057	Allergan, Inc. (e)	178,866
399	Endo International plc (a)(b)(e)	27,938
296	Forest Laboratories, Inc. (a)(d)	29,304
1,700	Pfizer, Inc. (e)	50,456
303	Questcor Pharmaceuticals, Inc. (d)	28,024
		314,588

	REGIONAL BANKS — 1.40%
9,517	Investors Bancorp, Inc. (d)	105,163

	REITS — 5.04%
4,540	CommonWealth REIT (e)	119,493
9,273	NorthStar Realty Finance Corporation (a)(e)	161,164
3,118	Starwood Property Trust, Inc. (d)	74,115
448	Starwood Waypoint Residential Trust (a)(f)	11,742
400	Weyerhaeuser Company (e)	13,236
		379,750

	SEMICONDUCTOR EQUIPMENT — 1.87%
8,253	Tokyo Electron Ltd. — ADR (e)	141,044

	SEMICONDUCTORS — 0.57%
2,512	RDA Microelectronics, Inc. — ADR (d)	42,980

	SPECIALTY CHEMICALS — 1.42%
500	Ashland, Inc. (e)	54,370
2,000	Chemtura Corporation (a)(e)	52,260
		106,630

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Shares		Value

	THRIFTS & MORTGAGE FINANCE — 0.78%
5,950	Hudson City Bancorp, Inc. (d)	$58,489

	TOBACCO — 0.16%
200	Lorillard, Inc. (e)	12,194

	TRADING COMPANIES & DISTRIBUTORS — 0.26%
550	NOW, Inc. (a)(f)	19,916

	TRUCKING — 0.07%
200	Hertz Global Holdings, Inc. (a)(e)	5,606

	WIRELESS TELECOMMUNICATION SERVICES — 3.92%
12,100	Sprint Corporation (a)(e)	103,213
4,500	T-Mobile U.S., Inc. (a)(e)	151,290
1,211	Vodafone Group plc — ADR (e)	40,435
		294,938
	TOTAL COMMON STOCKS
	(Cost $5,944,147)	6,298,799

PREFERRED STOCKS — 4.58%
681	The Allstate Corporation, 6.625%, Series E (f)	17,678
650	The Allstate Corporation, 6.250%, Series F (a)(d)	16,803
2,600	American Homes 4 Rent, 5.000%, Series B (d)	63,986
2,700	CommonWealth REIT, 7.250%, Series E (e)	69,606
150	HSBC USA, Inc., 2.858% (g)	7,350
2,655	HSBC Finance Corporation, 6.360%, Series B (d)	67,384
61	Morgan Stanley Capital Trust V, 5.750% (d)	1,527
696	SLM Corporation, 6.970%, Series A (e)	33,707
2,600	Verizon Communications, Inc., 5.900% (e)	66,976
	TOTAL PREFERRED STOCKS
	(Cost $332,879)	345,017

CLOSED-END FUNDS — 2.25% (d)
5,564	Eaton Vance Floating-Rate Income Trust	83,961
1,048	First Trust MLP and Energy Income Fund	22,595
2,772	First Trust Senior Floating Rate Income Fund II	39,612
1,050	Nuveen Energy MLP Total Return Fund	23,331
	TOTAL CLOSED-END FUNDS
	(Cost $164,737)	169,499

Principal Amount

CORPORATE BONDS — 1.37%
	Drill Rigs Holdings, Inc.
$33,000	6.500%, 10/1/2017 (Acquired 5/27/14 through 5/28/14, cost $34,370) (b)(d)(h)	33,907

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Principal Amount		Value
	Energy Future Intermediate Holding Company LLC
$37,000	10.000%, 12/1/2020 (Acquired 1/7/14, cost $39,493) (d)(h)(i)	$39,498
	National Money Mart Company
28,000	10.375%, 12/15/2016 (b)(d)	29,575
	TOTAL CORPORATE BONDS
	(Cost $103,095)	102,980

Contracts (100 shares per contract)

PURCHASED CALL OPTIONS — 0.02% (d)
	CBOE Volatility Index
8	Expiration: July 2014, Exercise Price: $13.00	448
6	Expiration: July 2014, Exercise Price: $14.00	240
10	Expiration: August 2014, Exercise Price: $14.00	1,050
		1,738

PURCHASED PUT OPTIONS — 0.32% (d)
	Agilent Technologies, Inc.
1	Expiration: August 2014, Exercise Price: $50.00	23
6	Expiration: November 2014, Exercise Price: $45.00	264
	Allergan, Inc.
2	Expiration: September 2014, Exercise Price: $140.00	395
	Alstom SA
6	Expiration: July 2014, Exercise Price: EUR 26.00 (j)	238
6	Expiration: August 2014, Exercise Price: EUR 26.00 (j)	493
	American International Group, Inc.
12	Expiration: August 2014, Exercise Price: $44.00	84
9	Expiration: August 2014, Exercise Price: $45.00	72
7	Expiration: August 2014, Exercise Price: $46.00	73
11	Expiration: August 2014, Exercise Price: $49.00	242
	Anadarko Petroleum Corporation
14	Expiration: August 2014, Exercise Price: $85.00	210
	Ashland, Inc.
4	Expiration: July 2014, Exercise Price: $85.00	12
	B/E Aerospace, Inc.
6	Expiration: October 2014, Exercise Price: $80.00	660
1	Expiration: October 2014, Exercise Price: $85.00	217
	Barrick Gold Corporation
5	Expiration: October 2014, Exercise Price: $20.00	1,175
	BP plc — ADR
5	Expiration: July 2014, Exercise Price: $45.00	12
4	Expiration: August 2014, Exercise Price: $45.00	30

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	CBS Corporation Class B
7	Expiration: September 2014, Exercise Price: $50.00	$210
5	Expiration: September 2014, Exercise Price: $52.50	225
6	Expiration: September 2014, Exercise Price: $55.00	450
	CenterPoint Energy, Inc.
6	Expiration: August 2014, Exercise Price: $17.50	30
	Chemtura Corporation
15	Expiration: September 2014, Exercise Price: $17.50	187
15	Expiration: September 2014, Exercise Price: $20.00	225
	Citigroup, Inc.
4	Expiration: July 2014, Exercise Price: $41.00	20
4	Expiration: July 2014, Exercise Price: $43.00	40
7	Expiration: September 2014, Exercise Price: $45.00	553
	CommonWealth REIT
25	Expiration: July 2014, Exercise Price: $22.50	187
	DISH Network Corporation Class A
15	Expiration: September 2014, Exercise Price: $52.50	1,275
	The Dow Chemical Company
4	Expiration: September 2014, Exercise Price: $44.00	116
14	Expiration: September 2014, Exercise Price: $49.00	1,456
	E.I. Du Pont de Nemours & Company
21	Expiration: July 2014, Exercise Price: $57.50	74
2	Expiration: October 2014, Exercise Price: $55.00	54
	Endo International plc
4	Expiration: July 2014, Exercise Price: $50.00	50
	Ensco plc Class A
7	Expiration: September 2014, Exercise Price: $46.00	105
	Equinix, Inc.
2	Expiration: September 2014, Exercise Price: $185.00	315
	General Electric Company
32	Expiration: August 2014, Exercise Price: $25.00	544
	General Motors Company
17	Expiration: September 2014, Exercise Price: $30.00	340
6	Expiration: September 2014, Exercise Price: $33.00	312
	Halliburton Company
3	Expiration: July 2014, Exercise Price: $49.00	3
	Hertz Global Holdings, Inc.
2	Expiration: August 2014, Exercise Price: $25.00	108
	Hess Corporation
19	Expiration: August 2014, Exercise Price: $77.50	114

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	The Hillshire Brands Company
17	Expiration: July 2014, Exercise Price: $32.00	$42
7	Expiration: July 2014, Exercise Price: $33.00	18
	Huntsman Corporation
11	Expiration: August 2014, Exercise Price: $22.00	110
43	Expiration: August 2014, Exercise Price: $23.00	430
	International Paper Company
6	Expiration: July 2014, Exercise Price: $40.00	9
7	Expiration: October 2014, Exercise Price: $40.00	105
2	Expiration: October 2014, Exercise Price: $41.00	36
	Iron Mountain, Inc.
16	Expiration: July 2014, Exercise Price: $22.50	40
7	Expiration: October 2014, Exercise Price: $20.00	35
	Keurig Green Mountain, Inc.
20	Expiration: July 2014, Exercise Price: $80.00	60
20	Expiration: July 2014, Exercise Price: $85.00	110
20	Expiration: July 2014, Exercise Price: $105.00	440
20	Expiration: July 2014, Exercise Price: $110.00	1,080
	Lamar Advertising Company Class A
6	Expiration: July 2014, Exercise Price: $47.00	75
6	Expiration: July 2014, Exercise Price: $48.00	60
	Lorillard, Inc.
2	Expiration: July 2014, Exercise Price: $50.00	8
	Mallinckrodt plc
2	Expiration: July 2014, Exercise Price: $50.00	10
12	Expiration: July 2014, Exercise Price: $55.00	90
	The Manitowoc Company, Inc.
7	Expiration: August 2014, Exercise Price: $29.00	280
	National Oilwell Varco, Inc.
10	Expiration: August 2014, Exercise Price: $65.00	105
6	Expiration: August 2014, Exercise Price: $70.00	90
1	Expiration: August 2014, Exercise Price: $72.50	18
	Newmont Mining Corporation
7	Expiration: July 2014, Exercise Price: $23.00	21
	Noble Corporation plc
16	Expiration: September 2014, Exercise Price: $26.00	192
5	Expiration: September 2014, Exercise Price: $28.00	120
14	Expiration: September 2014, Exercise Price: $29.00	476
	Occidental Petroleum Corporation
2	Expiration: August 2014, Exercise Price: $82.50	15
2	Expiration: August 2014, Exercise Price: $85.00	24
6	Expiration: August 2014, Exercise Price: $87.50	90
2	Expiration: November 2014, Exercise Price: $87.50	184

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Pfizer, Inc.
4	Expiration: July 2014, Exercise Price: $27.00	$4
4	Expiration: September 2014, Exercise Price: $24.00	16
7	Expiration: September 2014, Exercise Price: $25.00	42
	QEP Resources, Inc.
25	Expiration: September 2014, Exercise Price: $25.00	225
5	Expiration: September 2014, Exercise Price: $27.00	63
	SLM Corporation
28	Expiration: July 2014, Exercise Price: $20.00	42
7	Expiration: July 2014, Exercise Price: $21.00	11
10	Expiration: October 2014, Exercise Price: $21.00	110
	SPDR S&P 500 ETF Trust
5	Expiration: August 2014, Exercise Price: $189.00	535
4	Expiration: August 2014, Exercise Price: $190.00	492
7	Expiration: August 2014, Exercise Price: $191.00	973
6	Expiration: December 2014, Exercise Price: $160.00	588
6	Expiration: December 2014, Exercise Price: $181.00	1,950
	Sprint Corporation
53	Expiration: August 2014, Exercise Price: $6.00	133
25	Expiration: August 2014, Exercise Price: $7.00	275
	The Timken Company
5	Expiration: September 2014, Exercise Price: $55.00	137
	Time Warner Cable, Inc.
6	Expiration: July 2014, Exercise Price: $120.00	60
	T-Mobile U.S., Inc.
34	Expiration: August 2014, Exercise Price: $28.00	952
	Transocean, Ltd.
9	Expiration: August 2014, Exercise Price: $38.00	153
	Verizon Communications, Inc.
1	Expiration: August 2014, Exercise Price: $45.00	14
2	Expiration: August 2014, Exercise Price: $46.00	48
3	Expiration: September 2014, Exercise Price: $45.00	87
	Vodafone Group plc — ADR
1	Expiration: July 2014, Exercise Price: $30.00	4
2	Expiration: October 2014, Exercise Price: $32.00	186
	Walgreen Company
4	Expiration: September 2014, Exercise Price: $60.00	122
4	Expiration: September 2014, Exercise Price: $65.00	362
	Weyerhaeuser Company
17	Expiration: July 2014, Exercise Price: $24.00	128
4	Expiration: July 2014, Exercise Price: $26.00	20

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	The Williams Companies, Inc.
5	Expiration: July 2014, Exercise Price: $38.00	$8
3	Expiration: August 2014, Exercise Price: $39.00	15
	Yahoo!, Inc.
6	Expiration: July 2014, Exercise Price: $29.00	12
12	Expiration: July 2014, Exercise Price: $33.00	384
		23,717
	TOTAL PURCHASED OPTIONS
	(Cost $94,028)	25,455
Shares

SHORT-TERM INVESTMENTS — 10.11%
475,000	Fidelity Institutional Government Portfolio,
	Institutional Share Class, 0.01% (c)(e)	475,000
286,414	The Liquid Asset Portfolio,
	Institutional Share Class, 0.06% (c)(e)	286,414
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $761,414)	761,414
	TOTAL INVESTMENTS
	(Cost $7,400,300) — 102.26%	$7,703,164

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2014.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2014, these securities represented 0.97% of total net assets.

(i)	Default or other conditions exist and the security is not presently accruing income.
(j)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULES OF SECURITIES SOLD SHORT
June 30, 2014 (Unaudited)

The Merger Fund

Shares		Value
607,300	Actavis plc (a)	$135,458,265
65,211	American Airlines Group, Inc.	2,801,464
4,484,078	Applied Materials, Inc.	101,115,959
1,910,605	AT&T, Inc.	67,558,993
842,504	Comcast Corporation Class A	45,225,615
649,901	Comcast Corporation Special Class A	34,659,220
607,152	Liberty Global plc Class A (a)	26,848,261
744,518	Liberty Global plc Series C (a)	31,500,557
776,580	M&T Bank Corporation	96,334,749
170,901	Mallinckrodt plc	13,675,498
723,300	Martin Marietta Materials, Inc.	95,511,765
1,658,963	Medtronic, Inc.	105,775,481
85,814	Valeant Pharmaceuticals International, Inc. (a)	10,822,862
	TOTAL SECURITIES SOLD SHORT (Proceeds $693,207,103)	$767,288,689

WCM Alternatives: Event-Driven Fund

Shares		Value
900	Actavis plc (a)	$200,745
6,706	Applied Materials, Inc.	151,220
3,054	AT&T, Inc.	107,989
2,664	CI Financial Corporation	87,506
3,000	Civeo Corporation	75,090
961	Comcast Corporation Class A	51,587
647	Comcast Corporation Special Class A	34,505
200	Equinix, Inc.	42,018
861	Liberty Global plc Class A (a)	38,073
1,104	Liberty Global plc Series C (a)	46,710
500	M&T Bank Corporation	62,025
273	Mallinckrodt plc (a)	21,846
800	Martin Marietta Materials, Inc.	105,640
2,268	Medtronic, Inc.	144,608
1,500	Oil States International, Inc.	96,135
128	Valeant Pharmaceuticals International, Inc. (a)	16,143
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,181,169)	$1,281,840

plc – Public Limited Company
(a)	Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	Agilent Technologies, Inc.
829	Expiration: August 2014, Exercise Price: $55.00	$298,440
8,833	Expiration: November 2014, Exercise Price: $55.00	4,372,335
	Allergan, Inc.
4,690	Expiration: September 2014, Exercise Price: $155.00	9,215,850
1,446	Expiration: September 2014, Exercise Price: $160.00	2,299,140
	Alstom SA
4,170	Expiration: July 2014, Exercise Price: EUR 28.00 (a)	62,809
2,769	Expiration: August 2014, Exercise Price: EUR 29.00 (a)	60,666
4,050	Expiration: September 2014, Exercise Price: EUR 27.00 (a)	537,929
8,081	Expiration: September 2014, Exercise Price: EUR 28.00 (a)	630,722
	American International Group, Inc.
4,603	Expiration: August 2014, Exercise Price: $49.00	2,830,845
2,640	Expiration: August 2014, Exercise Price: $50.00	1,333,200
23,506	Expiration: August 2014, Exercise Price: $52.50	6,581,680
	Anadarko Petroleum Corporation
4,532	Expiration: August 2014, Exercise Price: $95.00	6,945,290
6,847	Expiration: August 2014, Exercise Price: $97.50	9,140,745
	Ashland, Inc.
2,592	Expiration: July 2014, Exercise Price: $95.00	3,561,408
	AT&T, Inc.
1,956	Expiration: October 2014, Exercise Price: $33.00	466,506
	B/E Aerospace, Inc.
5,297	Expiration: October 2014, Exercise Price: $90.00	3,390,080
1,121	Expiration: October 2014, Exercise Price: $95.00	425,980
	BP plc — ADR
2,133	Expiration: July 2014, Exercise Price: $48.00	1,017,441
2,713	Expiration: August 2014, Exercise Price: $50.00	813,900
	CBOE Volatility Index
3,727	Expiration: July 2014, Exercise Price: $19.00	55,905
1,865	Expiration: July 2014, Exercise Price: $20.00	27,975
5,035	Expiration: July 2014, Exercise Price: $21.00	25,175
8,394	Expiration: August 2014, Exercise Price: $22.00	209,850
	CBS Corporation Class B
2,856	Expiration: September 2014, Exercise Price: $55.00	2,213,400
8,212	Expiration: September 2014, Exercise Price: $57.50	4,927,200
4,504	Expiration: September 2014, Exercise Price: $60.00	1,936,720
	CenterPoint Energy, Inc.
11,141	Expiration: August 2014, Exercise Price: $22.50	3,620,825
	Chemtura Corporation
4,497	Expiration: September 2014, Exercise Price: $22.50	1,753,830
15,094	Expiration: September 2014, Exercise Price: $25.00	3,033,894

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Comcast Corporation Special Class A
378	Expiration: October 2014, Exercise Price: $45.00	$321,300
2,837	Expiration: October 2014, Exercise Price: $47.00	1,914,975
2,732	Expiration: October 2014, Exercise Price: $48.00	1,584,560
	CommonWealth REIT
1,997	Expiration: July 2014, Exercise Price: $25.00	289,565
22,543	Expiration: July 2014, Exercise Price: $27.50	225,430
	CONSOL Energy, Inc.
217	Expiration: July 2014, Exercise Price: $39.00	153,419
	Corrections Corporation of America
7,314	Expiration: September 2014, Exercise Price: $33.00	786,255
	DISH Network Corporation Class A
9,135	Expiration: September 2014, Exercise Price: $57.50	8,952,300
	The Dow Chemical Company
2,675	Expiration: September 2014, Exercise Price: $50.00	762,375
10,975	Expiration: September 2014, Exercise Price: $52.50	1,602,350
	E.I. Du Pont de Nemours & Company
13,087	Expiration: July 2014, Exercise Price: $65.00	1,354,504
1,713	Expiration: October 2014, Exercise Price: $65.00	385,425
	Endo International plc
1,289	Expiration: July 2014, Exercise Price: $55.00	1,936,078
	Ensco plc Class A
3,199	Expiration: September 2014, Exercise Price: $49.00	2,159,325
5,234	Expiration: September 2014, Exercise Price: $50.00	3,140,400
	Equinix, Inc.
464	Expiration: September 2014, Exercise Price: $190.00	1,030,080
843	Expiration: September 2014, Exercise Price: $195.00	1,551,120
1,880	Expiration: September 2014, Exercise Price: $200.00	2,857,600
	General Motors Company
2,257	Expiration: September 2014, Exercise Price: $35.00	514,596
6,313	Expiration: September 2014, Exercise Price: $36.00	1,070,053
13,168	Expiration: September 2014, Exercise Price: $37.00	1,566,992
	Halliburton Company
337	Expiration: July 2014, Exercise Price: $55.00	539,537
	Hertz Global Holdings, Inc.
2,020	Expiration: August 2014, Exercise Price: $27.00	434,300
	Hess Corporation
15,906	Expiration: August 2014, Exercise Price: $87.50	18,570,255
	The Hillshire Brands Company
1,019	Expiration: August 2014, Exercise Price: $52.50	1,044,475
4,647	Expiration: August 2014, Exercise Price: $57.50	2,439,675
4,190	Expiration: October 2014, Exercise Price: $45.00	7,416,300
4,797	Expiration: October 2014, Exercise Price: $47.00	7,675,200

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Huntsman Corporation
33,428	Expiration: August 2014, Exercise Price: $24.00	$14,206,900
17,773	Expiration: August 2014, Exercise Price: $25.00	5,865,090
478	Expiration: August 2014, Exercise Price: $28.00	50,190
	International Paper Company
2,180	Expiration: July 2014, Exercise Price: $45.00	1,199,000
3,320	Expiration: October 2014, Exercise Price: $45.00	1,850,900
12,279	Expiration: October 2014, Exercise Price: $46.00	5,801,827
	Iron Mountain, Inc.
5,898	Expiration: October 2014, Exercise Price: $25.00	6,163,410
11,938	Expiration: October 2014, Exercise Price: $32.50	4,178,300
	Koninklijke KPN NV
44,856	Expiration: August 2014, Exercise Price: EUR 2.70 (a)	798,482
9,179	Expiration: August 2014, Exercise Price: EUR 2.80 (a)	125,688
12,191	Expiration: September 2014, Exercise Price: EUR 2.60 (a)	367,254
36,573	Expiration: September 2014, Exercise Price: EUR 2.70 (a)	851,346
	Lamar Advertising Company Class A
7,582	Expiration: July 2014, Exercise Price: $49.00	3,070,710
23,816	Expiration: July 2014, Exercise Price: $50.00	7,478,224
	Liberty Global plc Class A
668	Expiration: July 2014, Exercise Price: $72.50	937,204
	Lorillard, Inc.
1,867	Expiration: July 2014, Exercise Price: $55.00	1,129,535
	Mallinckrodt plc
696	Expiration: July 2014, Exercise Price: $55.00	1,741,392
6,019	Expiration: July 2014, Exercise Price: $65.00	9,130,823
	The Manitowoc Company, Inc.
3,436	Expiration: August 2014, Exercise Price: $31.00	936,310
	Market Vectors Gold Miners ETF
2,744	Expiration: September 2014, Exercise Price: $20.50	1,660,120
	National Oilwell Varco, Inc.
22	Expiration: August 2014, Exercise Price: $75.00	36,520
15,708	Expiration: August 2014, Exercise Price: $77.50	21,991,200
1,324	Expiration: August 2014, Exercise Price: $80.00	1,568,940
	Navient Corporation
1,492	Expiration: August 2014, Exercise Price: $17.50	100,710
	Newmont Mining Corporation
10,220	Expiration: July 2014, Exercise Price: $25.00	817,600
	Noble Corporation plc
3,171	Expiration: September 2014, Exercise Price: $29.00	1,498,298
25,879	Expiration: September 2014, Exercise Price: $32.00	6,003,928

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	NorthStar Realty Finance Corporation
13,727	Expiration: September 2014, Exercise Price: $14.00	$4,804,450
24,371	Expiration: September 2014, Exercise Price: $15.00	6,336,460
18,386	Expiration: September 2014, Exercise Price: $16.00	3,217,550
	Occidental Petroleum Corporation
8,846	Expiration: August 2014, Exercise Price: $95.00	7,519,100
2,014	Expiration: November 2014, Exercise Price: $97.50	1,565,885
	Oil States International, Inc.
523	Expiration: July 2014, Exercise Price: $100.00	758,350
	Pfizer, Inc.
5,206	Expiration: July 2014, Exercise Price: $30.00	78,090
6,023	Expiration: July 2014, Exercise Price: $31.00	18,069
3,690	Expiration: September 2014, Exercise Price: $28.00	686,340
5,496	Expiration: September 2014, Exercise Price: $29.00	599,064
	QEP Resources, Inc.
28,721	Expiration: September 2014, Exercise Price: $31.00	11,201,190
	Sirius XM Holdings, Inc.
11,885	Expiration: September 2014, Exercise Price: $3.50	178,275
158,979	Expiration: December 2014, Exercise Price: $3.50	3,497,538
	SLM Corporation
8,509	Expiration: July 2014, Exercise Price: $24.00	1,723,073
3,358	Expiration: July 2014, Exercise Price: $25.00	354,269
6,216	Expiration: July 2014, Exercise Price: $26.00	217,560
6,944	Expiration: October 2014, Exercise Price: $25.00	1,038,128
13,888	Expiration: October 2014, Exercise Price: $26.00	1,180,480
	Sprint Corporation
85,113	Expiration: August 2014, Exercise Price: $8.00	7,234,605
	Time Warner Cable, Inc.
4,839	Expiration: July 2014, Exercise Price: $135.00	5,976,165
2,141	Expiration: July 2014, Exercise Price: $140.00	1,659,275
1,398	Expiration: October 2014, Exercise Price: $140.00	1,384,020
	The Timken Company
7,049	Expiration: September 2014, Exercise Price: $62.50	4,581,850
	T-Mobile U.S., Inc.
9,122	Expiration: August 2014, Exercise Price: $30.00	3,762,825
20,362	Expiration: August 2014, Exercise Price: $31.00	6,923,080
	Transocean, Ltd.
3,091	Expiration: August 2014, Exercise Price: $41.00	1,360,040
467	Expiration: August 2014, Exercise Price: $44.00	96,202
	Verizon Communications, Inc.
1,320	Expiration: August 2014, Exercise Price: $47.00	254,760
1,957	Expiration: August 2014, Exercise Price: $48.00	227,991
1,098	Expiration: August 2014, Exercise Price: $49.00	68,076

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Vivendi SA
29,446	Expiration: September 2014, Exercise Price: EUR 19.00 (a)	$645,132
	Vodafone Group plc — ADR
15	Expiration: July 2014, Exercise Price: $34.00	450
2,351	Expiration: July 2014, Exercise Price: $37.00	11,755
1,873	Expiration: October 2014, Exercise Price: $35.00	144,221
3,291	Expiration: October 2014, Exercise Price: $37.00	125,058
	Walgreen Company
4,877	Expiration: September 2014, Exercise Price: $70.00	3,011,548
	Weyerhaeuser Company
10,189	Expiration: July 2014, Exercise Price: $28.00	5,186,201
2,866	Expiration: July 2014, Exercise Price: $29.00	1,189,390
	The Williams Companies, Inc.
10	Expiration: July 2014, Exercise Price: $42.00	16,850
162	Expiration: August 2014, Exercise Price: $43.00	249,075
	Yahoo!, Inc.
5,465	Expiration: July 2014, Exercise Price: $32.00	1,803,450
6,630	Expiration: July 2014, Exercise Price: $36.00	510,510
		335,024,485

PUT OPTIONS WRITTEN
	CBOE Volatility Index
1,863	Expiration: July 2014, Exercise Price: $12.00	74,520
1,865	Expiration: July 2014, Exercise Price: $13.00	207,015
5,492	Expiration: July 2014, Exercise Price: $14.00	1,065,448
8,394	Expiration: August 2014, Exercise Price: $13.00	839,400
	SPDR S&P 500 ETF Trust
9,344	Expiration: August 2014, Exercise Price: $183.00	499,904
2,803	Expiration: August 2014, Exercise Price: $184.00	170,983
9,342	Expiration: December 2014, Exercise Price: $170.00	1,625,508
		4,482,778
	TOTAL OPTIONS WRITTEN
	(Premiums received $233,955,065)	$339,507,263

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	Agilent Technologies, Inc.
1	Expiration: August 2014, Exercise Price: $55.00	$360
6	Expiration: November 2014, Exercise Price: $55.00	2,970
	Allergan, Inc.
7	Expiration: September 2014, Exercise Price: $155.00	13,755
2	Expiration: September 2014, Exercise Price: $160.00	3,180
	Alstom SA
7	Expiration: July 2014, Exercise Price: EUR 28.00 (a)	105
6	Expiration: August 2014, Exercise Price: EUR 29.00 (a)	131
9	Expiration: September 2014, Exercise Price: EUR 27.00 (a)	1,195
18	Expiration: September 2014, Exercise Price: EUR 28.00 (a)	1,405
	American International Group, Inc.
17	Expiration: August 2014, Exercise Price: $49.00	10,455
4	Expiration: August 2014, Exercise Price: $50.00	2,020
31	Expiration: August 2014, Exercise Price: $52.50	8,680
	Anadarko Petroleum Corporation
17	Expiration: August 2014, Exercise Price: $95.00	26,053
	Ashland, Inc.
5	Expiration: July 2014, Exercise Price: $95.00	6,870
	AT&T, Inc.
3	Expiration: October 2014, Exercise Price: $33.00	716
	B/E Aerospace, Inc.
11	Expiration: October 2014, Exercise Price: $90.00	7,040
2	Expiration: October 2014, Exercise Price: $95.00	760
	BP plc — ADR
6	Expiration: July 2014, Exercise Price: $50.00	1,698
5	Expiration: August 2014, Exercise Price: $50.00	1,500
	CBOE Volatility Index
5	Expiration: July 2014, Exercise Price: $19.00	75
2	Expiration: July 2014, Exercise Price: $20.00	30
13	Expiration: July 2014, Exercise Price: $21.00	65
11	Expiration: August 2014, Exercise Price: $22.00	275
	CBS Corporation Class B
4	Expiration: September 2014, Exercise Price: $55.00	3,100
11	Expiration: September 2014, Exercise Price: $57.50	6,600
7	Expiration: September 2014, Exercise Price: $60.00	3,010
	CenterPoint Energy, Inc.
30	Expiration: August 2014, Exercise Price: $22.50	9,750
	Chemtura Corporation
20	Expiration: September 2014, Exercise Price: $22.50	7,800
19	Expiration: September 2014, Exercise Price: $25.00	3,819

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Citigroup, Inc.
6	Expiration: July 2014, Exercise Price: $46.00	$918
5	Expiration: July 2014, Exercise Price: $47.00	440
10	Expiration: September 2014, Exercise Price: $48.00	1,205
	Comcast Corporation Special Class A
4	Expiration: October 2014, Exercise Price: $47.00	2,700
4	Expiration: October 2014, Exercise Price: $48.00	2,320
	CommonWealth REIT
4	Expiration: July 2014, Exercise Price: $25.00	580
39	Expiration: July 2014, Exercise Price: $27.50	390
	DISH Network Corporation Class A
16	Expiration: September 2014, Exercise Price: $57.50	15,680
	The Dow Chemical Company
6	Expiration: September 2014, Exercise Price: $50.00	1,710
18	Expiration: September 2014, Exercise Price: $52.50	2,628
	E.I. Du Pont de Nemours & Company
27	Expiration: July 2014, Exercise Price: $65.00	2,794
2	Expiration: October 2014, Exercise Price: $65.00	450
	Endo International plc
4	Expiration: July 2014, Exercise Price: $55.00	6,008
	Ensco plc Class A
4	Expiration: September 2014, Exercise Price: $49.00	2,700
8	Expiration: September 2014, Exercise Price: $50.00	4,800
	Equinix, Inc.
4	Expiration: September 2014, Exercise Price: $200.00	6,080
	General Electric Company
32	Expiration: August 2014, Exercise Price: $27.00	864
	General Motors Company
17	Expiration: September 2014, Exercise Price: $35.00	3,876
8	Expiration: September 2014, Exercise Price: $36.00	1,356
39	Expiration: September 2014, Exercise Price: $37.00	4,641
	Hertz Global Holdings, Inc.
2	Expiration: August 2014, Exercise Price: $27.00	430
	Hess Corporation
26	Expiration: August 2014, Exercise Price: $87.50	30,355
	The Hillshire Brands Company
1	Expiration: August 2014, Exercise Price: $52.50	1,025
8	Expiration: August 2014, Exercise Price: $57.50	4,200
6	Expiration: October 2014, Exercise Price: $45.00	10,620
6	Expiration: October 2014, Exercise Price: $47.00	9,600
	Huntsman Corporation
14	Expiration: August 2014, Exercise Price: $24.00	5,950
65	Expiration: August 2014, Exercise Price: $25.00	21,450

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	International Paper Company
7	Expiration: July 2014, Exercise Price: $45.00	$3,850
3	Expiration: October 2014, Exercise Price: $45.00	1,672
8	Expiration: October 2014, Exercise Price: $46.00	3,780
	Iron Mountain, Inc.
8	Expiration: October 2014, Exercise Price: $25.00	8,360
21	Expiration: October 2014, Exercise Price: $32.50	7,350
	Koninklijke KPN NV
61	Expiration: September 2014, Exercise Price: EUR 2.60 (a)	1,838
184	Expiration: September 2014, Exercise Price: EUR 2.70 (a)	4,283
	Lamar Advertising Company Class A
58	Expiration: July 2014, Exercise Price: $50.00	18,212
	Liberty Global plc Class A
1	Expiration: July 2014, Exercise Price: $72.50	1,403
	Lorillard, Inc.
2	Expiration: July 2014, Exercise Price: $55.00	1,210
	The Manitowoc Company, Inc.
9	Expiration: August 2014, Exercise Price: $31.00	2,452
	Market Vectors Gold Miners ETF
3	Expiration: September 2014, Exercise Price: $20.50	1,815
	National Oilwell Varco, Inc.
20	Expiration: August 2014, Exercise Price: $77.50	28,000
2	Expiration: August 2014, Exercise Price: $80.00	2,370
	Navient Corporation
2	Expiration: August 2014, Exercise Price: $17.50	135
	Newmont Mining Corporation
21	Expiration: July 2014, Exercise Price: $25.00	1,680
	Noble Corporation plc
23	Expiration: September 2014, Exercise Price: $29.00	10,867
24	Expiration: September 2014, Exercise Price: $32.00	5,568
	NorthStar Realty Finance Corporation
18	Expiration: September 2014, Exercise Price: $14.00	6,300
55	Expiration: September 2014, Exercise Price: $15.00	14,300
14	Expiration: September 2014, Exercise Price: $16.00	2,450
	Occidental Petroleum Corporation
12	Expiration: August 2014, Exercise Price: $95.00	10,200
4	Expiration: November 2014, Exercise Price: $97.50	3,110
	Oil States International, Inc.
1	Expiration: July 2014, Exercise Price: $100.00	1,450

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Pfizer, Inc.
5	Expiration: July 2014, Exercise Price: $30.00	$75
10	Expiration: July 2014, Exercise Price: $31.00	30
5	Expiration: September 2014, Exercise Price: $28.00	930
7	Expiration: September 2014, Exercise Price: $29.00	763
	QEP Resources, Inc.
37	Expiration: September 2014, Exercise Price: $31.00	14,430
	Sirius XM Holdings, Inc.
53	Expiration: September 2014, Exercise Price: $3.50	795
252	Expiration: December 2014, Exercise Price: $3.50	5,544
	SLM Corporation
28	Expiration: July 2014, Exercise Price: $23.00	8,610
7	Expiration: July 2014, Exercise Price: $24.00	1,418
18	Expiration: July 2014, Exercise Price: $25.00	1,899
2	Expiration: July 2014, Exercise Price: $26.00	70
4	Expiration: October 2014, Exercise Price: $25.00	598
7	Expiration: October 2014, Exercise Price: $26.00	595
	Sprint Corporation
60	Expiration: August 2014, Exercise Price: $8.00	5,100
30	Expiration: August 2014, Exercise Price: $9.00	1,050
	Time Warner Cable, Inc.
7	Expiration: July 2014, Exercise Price: $135.00	8,645
6	Expiration: July 2014, Exercise Price: $140.00	4,650
2	Expiration: October 2014, Exercise Price: $140.00	1,980
	The Timken Company
8	Expiration: September 2014, Exercise Price: $62.50	5,200
	T-Mobile U.S., Inc.
45	Expiration: August 2014, Exercise Price: $31.00	15,300
	Transocean, Ltd.
12	Expiration: August 2014, Exercise Price: $41.00	5,280
	Verizon Communications, Inc.
2	Expiration: August 2014, Exercise Price: $48.00	233
4	Expiration: August 2014, Exercise Price: $49.00	248
7	Expiration: September 2014, Exercise Price: $49.00	637
	Vivendi SA
38	Expiration: September 2014, Exercise Price: EUR 19.00 (a)	833
	Vodafone Group plc — ADR
2	Expiration: July 2014, Exercise Price: $37.00	10
2	Expiration: October 2014, Exercise Price: $35.00	154
	Walgreen Company
11	Expiration: September 2014, Exercise Price: $70.00	6,793
	Weyerhaeuser Company
4	Expiration: July 2014, Exercise Price: $29.00	1,660

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2014 (Unaudited)

Contracts (100 shares per contract)		Value
	Yahoo!, Inc.
6	Expiration: July 2014, Exercise Price: $32.00	$1,980
14	Expiration: July 2014, Exercise Price: $36.00	1,078
		508,430

PUT OPTIONS WRITTEN
	CBOE Volatility Index
3	Expiration: July 2014, Exercise Price: $12.00	120
2	Expiration: July 2014, Exercise Price: $13.00	222
14	Expiration: July 2014, Exercise Price: $14.00	2,716
10	Expiration: August 2014, Exercise Price: $13.00	1,000
	Keurig Green Mountain, Inc.
39	Expiration: July 2014, Exercise Price: $92.50	254
39	Expiration: July 2014, Exercise Price: $97.50	273
	SPDR S&P 500 ETF Trust
12	Expiration: August 2014, Exercise Price: $183.00	642
3	Expiration: August 2014, Exercise Price: $184.00	183
12	Expiration: December 2014, Exercise Price: $170.00	2,088
		7,498
	TOTAL OPTIONS WRITTEN
	(Premiums received $384,747)	$515,928

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

SCHEDULES OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2014 (Unaudited)

The Merger Fund

			U.S.			U.S.	Unrealized
Settlement	Currency to		$ Value at	Currency to		$ Value at	Appreciation
Date	be Delivered		June 30, 2014	be Received		June 30, 2014	(Depreciation)**
8/20/14	2,627,932	Australian Dollars	$2,468,588	2,417,697	U.S. Dollars	$2,417,697	$(50,891)
8/21/14	10,485,213	Australian Dollars	9,848,797	9,736,269	U.S. Dollars	9,736,269	(112,528)
9/24/14	14,758,792	Australian Dollars	13,830,641	13,554,475	U.S. Dollars	13,554,475	(276,166)
8/20/14	831,510	Canadian Dollars	778,242	761,456	U.S. Dollars	761,456	(16,786)
7/17/14	30,621,059	Euros	41,932,358	41,691,019	U.S. Dollars	41,691,019	(241,339)
7/23/14	66,573,000	Euros	91,166,759	91,812,190	U.S. Dollars	91,812,190	645,431
7/23/14	2,200,304	U.S. Dollars	2,200,304	1,619,000	Euros	2,217,100	16,796
9/26/14	84,323,150	Euros	115,502,357	115,017,620	U.S. Dollars	115,017,620	(484,737)
10/22/14	15,853,782	Euros	21,718,243	21,633,781	U.S. Dollars	21,633,781	(84,462)
8/20/14	74,371,269	Hong Kong Dollars	9,591,816	9,590,848	U.S. Dollars	9,590,848	(968)
			$309,038,105			$308,432,455	$(605,650)

WCM Alternatives: Event-Driven Fund

			U.S.			U.S.	Unrealized
Settlement	Currency to		$ Value at	Currency to		$ Value at	Appreciation
Date	be Delivered		June 30, 2014	be Received		June 30, 2014	(Depreciation)**
7/16/14	70,516	Australian Dollars	$66,409	65,058	U.S. Dollars	$65,058	$(1,351)
7/16/14	65,727	U.S. Dollars	65,727	70,516	Australian Dollars	66,409	682
8/21/14	40,527	Australian Dollars	38,067	37,274	U.S. Dollars	37,274	(793)
7/9/14	49,402	Canadian Dollars	46,287	45,512	U.S. Dollars	45,512	(775)
7/9/14	45,151	U.S. Dollars	45,151	49,402	Canadian Dollars	46,287	1,136
7/17/14	64,095	Euros	87,771	87,254	U.S. Dollars	87,254	(517)
7/23/14	141,400	Euros	193,637	195,136	U.S. Dollars	195,136	1,499
7/23/14	4,757	U.S. Dollars	4,757	3,500	Euros	4,793	36
9/26/14	138,750	Euros	190,054	189,256	U.S. Dollars	189,256	(798)
10/22/14	22,737	Euros	31,147	31,000	U.S. Dollars	31,000	(147)
8/20/14	88,001	Hong Kong Dollars	11,350	11,349	U.S. Dollars	11,349	(1)
7/9/14	107,600	Japanese Yen	1,062	1,059	U.S. Dollars	1,059	(3)
			$781,419			$780,387	$(1,032)

*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2014.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2014 (Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
4/30/15	Alstom SA	2,310,000	$84,217,102	$(9,373,487)	JPMorgan Chase & Co. Inc.
3/26/15	Endo International plc	1	70	17	Merrill Lynch & Co. Inc.
7/3/14	GrainCorp, Ltd.	1,742,832	13,804,606	(919,452)	JPMorgan Chase & Co. Inc.
10/18/14	Hillgrove Resources, Ltd.	13,139,699	978,776	(25,623)	JPMorgan Chase & Co. Inc.
12/19/14	Koninklijke KPN NV	11,437,680	41,675,589	822,502	JPMorgan Chase & Co. Inc.
6/4/15	SAI Global, Ltd.	1,941,706	9,356,072	134,300	JPMorgan Chase & Co. Inc.
8/20/14	Vivendi SA	4,240,900	103,772,279	(7,134,539)	JPMorgan Chase & Co. Inc.
1/28/15	Ziggo NV (a)	1,441,253	66,737,912	3,466,873	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/26/15	AMEC plc	(454,299)	(9,446,421)	(1,048,517)	JPMorgan Chase & Co. Inc.
				$(14,077,926)

plc – Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2014 (Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
4/30/15	Alstom SA	4,900	$178,642	$(20,099)	JPMorgan Chase & Co. Inc.
1/10/15	Apollo Residential Mortgage, Inc.	2,996	50,093	3,368	JPMorgan Chase & Co. Inc.
5/5/15	CBS Corporation Class B	1,700	105,638	6,930	Merrill Lynch & Co. Inc.
3/17/15	Chemtura Corporation	1,900	49,647	80	Merrill Lynch & Co. Inc.
6/2/15	Civeo Corporation	3,200	80,096	13,559	JPMorgan Chase & Co. Inc.
1/15/15	Equinix, Inc.	500	105,045	15,244	JPMorgan Chase & Co. Inc.
3/14/15	Forest Laboratories, Inc.	2,440	241,560	8,396	Merrill Lynch & Co. Inc.
1/13/15	General Motors Company	2,600	94,380	(10,437)	Merrill Lynch & Co. Inc.
3/14/15	Hess Corporation	2,600	257,114	48,178	Merrill Lynch & Co. Inc.
6/11/15	Huntsman Corporation	7,900	221,990	(3,184)	Merrill Lynch & Co. Inc.
5/30/15	Iron Mountain, Inc.	2,900	102,805	12,508	Merrill Lynch & Co. Inc.
3/3/15	Koninklijke KPN NV	24,500	89,271	3,334	JPMorgan Chase & Co. Inc.
1/15/15	Lamar Advertising Company Class A	1,800	95,400	3,994	JPMorgan Chase & Co. Inc.
1/10/15	Noble Corporation plc	2,200	73,832	(6,638)	Merrill Lynch & Co. Inc.
6/2/15	Oil States International, Inc.	1,600	102,544	13,876	JPMorgan Chase & Co. Inc.
5/28/15	PetroLogistics LP	4,967	71,326	364	Merrill Lynch & Co. Inc.
3/24/15	Pfizer, Inc.	3,600	106,848	(6,996)	JPMorgan Chase & Co. Inc.
1/13/15	QEP Resources, Inc.	2,300	79,350	10,972	Merrill Lynch & Co. Inc.
5/27/15	SAI Global, Ltd.	7,505	36,163	893	JPMorgan Chase & Co. Inc.
1/13/15	Time Warner Cable, Inc.	700	103,110	10,334	Merrill Lynch & Co. Inc.
3/3/15	Toko, Inc.	269	815	(213)	JPMorgan Chase & Co. Inc.
1/16/15	Vivendi SA	7,100	173,733	(14,831)	JPMorgan Chase & Co. Inc.
1/28/15	Ziggo NV (a)	2,067	95,713	5,363	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
5/19/15	Actavis plc	(125)	(27,881)	(1,866)	Merrill Lynch & Co. Inc.
3/20/15	AMEC plc	(1,460)	(30,358)	(3,674)	JPMorgan Chase & Co. Inc.
				$89,455

plc – Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
ASSETS:
Investments, at value (Cost $5,531,536,736 and $7,400,300, respectively)	$5,941,087,980	$7,703,164
Cash	1,272	—
Cash held in foreign currency (Cost $145)	—	145
Receivable from brokers	693,207,103	1,181,169
Deposits at brokers	41,957,261	143,880
Receivable for investments sold	123,664,478	321,234
Receivable for forward currency exchange contracts	662,227	3,353
Receivable for swap contracts	—	89,455
Receivable for fund shares issued	15,464,859	—
Receivable from investment adviser	—	41,590
Dividends and interest receivable	9,978,336	11,091
Swap dividends receivable	9,396,196	17,624
Prepaid expenses and other receivables	232,839	77,000
Total Assets	6,835,652,551	9,589,705
LIABILITIES:
Securities sold short, at value
(proceeds of $693,207,103 and $1,181,169, respectively)	767,288,689	1,281,840
Written option contracts, at value
(premiums received $233,955,065 and $384,747, respectively)	339,507,263	515,928
Payable to the investment adviser	3,896,278	—
Payable for forward currency exchange contracts	1,267,877	4,385
Payable for swap contracts	14,077,926	—
Payable for investments purchased	122,978,372	205,234
Payable for fund shares redeemed	4,239,786	—
Distribution fees payable	2,112,097	—
Dividends payable	1,617,125	1,319
Swap dividends payable	217,609	699
Payable to independent trustees	5,140	—
Accrued expenses and other liabilities	1,504,965	47,561
Total Liabilities	1,258,713,127	2,056,966
NET ASSETS	$5,576,939,424	$7,532,739

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2014 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income	$111,563,877	$93,475
Accumulated net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts, foreign currency
translation and forward currency exchange contracts	(153,270,439)	53,910
Net unrealized appreciation (depreciation) on:
Investments	409,551,244	302,864
Securities sold short	(74,081,586)	(100,671)
Written option contracts	(105,552,198)	(131,181)
Swap contracts	(14,077,926)	89,455
Forward currency exchange contracts	(605,650)	(1,032)
Net unrealized appreciation	215,233,884	159,435
Paid-in capital	5,403,412,102	7,225,919
Total Net Assets	$5,576,939,424	$7,532,739
Investor Class
Net assets	$5,270,549,383	N/A
Shares outstanding	319,945,836	N/A
Net asset value and offering price per share*	$16.47	N/A

Institutional Class
Net assets	$306,390,041	$7,532,739
Shares outstanding	18,627,328	716,552
Net asset value and offering price per share*	$16.45	$10.51

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund^
INVESTMENT INCOME:
Interest	$6,397,114	$2,341
Dividend income on long positions (net of foreign withholding
taxes of $57,767 and $87, respectively)	143,141,394	153,480
Total investment income	149,538,508	155,821
EXPENSES:
Investment advisory fees	26,037,781	36,278
Distribution fees (Investor Class)	4,252,880	—
Sub transfer agent fees (Investor Class)	2,466,639	—
Sub transfer agent fees (Institutional Class)	107,019	1,615
Administration fees	793,851	901
Transfer agent and shareholder servicing agent fees	362,868	9,382
Reports to shareholders	333,460	5,352
Professional fees	333,065	56,346
Fund accounting expense	219,166	10,384
Custody fees	200,046	13,516
Federal and state registration fees	146,952	1,545
Trustees’ fees and expenses	138,685	7,450
Miscellaneous expenses	124,778	3,337
Organizational expenses	—	128,249
Deferred expenses	—	67,381
Borrowing expense on securities sold short	1,502,518	7,687
Dividends on securities sold short	3,593,841	4,161
Total expenses before expense waiver by adviser	40,613,549	353,584
Less: Expense reimbursed by Adviser	(3,534,103)	(291,238)
Net expenses	37,079,446	62,346
NET INVESTMENT INCOME	112,459,062	93,475
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	2,289,273	(6,083)
Securities sold short	(2,028,598)	6,016
Written option contracts expired or closed	(14,059,989)	(11,284)
Swap contracts	13,173,623	63,176
Foreign currency translation	(41,401)	(15)
Forward currency exchange contracts	(10,367,393)	2,100
Net realized gain (loss)	(11,034,485)	53,910
Change in unrealized appreciation (depreciation) on:
Investments	119,128,462	302,864
Securities sold short	(36,710,518)	(100,671)
Written option contracts	(35,475,774)	(131,181)
Swap contracts	(6,105,629)	89,455
Foreign currency translation	(237)	—
Forward currency exchange contracts	10,166,845	(1,032)
Net unrealized appreciation	51,003,149	159,435
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	39,968,664	213,345
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,427,726	$306,820

^	Commencement of operations January 2, 2014.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
	(Unaudited)

Net investment income	$112,459,062	$10,208,898
Net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts	(11,034,485)	54,708,515
Change in unrealized appreciation on investments, securities sold short, written option contracts, swap contracts, foreign
currency translation and forward currency exchange contracts	51,003,149	104,413,773
Net increase in net assets resulting from operations	152,427,726	169,331,186

Investor Class — Distributions to shareholders from: (Note 5)
Net investment income	—	(92,012,011)
Net realized gains	—	(23,510,808)
Total dividends and distributions — Investor Class	—	(115,522,819)

Institutional Class — Distributions to shareholders from: (Note 5)
Net investment income	—	(3,843,231)
Net realized gains	—	(865,809)
Total dividends and distributions — Institutional Class	—	(4,709,040)
Net increase in net assets from capital share transactions (Note 4)	409,342,394	550,380,118
Net increase in net assets	561,770,120	599,479,445

NET ASSETS:
Beginning of period	5,015,169,304	4,415,689,859
End of period (including accumulated undistributed net investment
income (loss) of $111,563,877 and $(895,185), respectively)	$5,576,939,424	$5,015,169,304

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period from
January 2, 2014^
through
June 30, 2014
(Unaudited)

Net investment income	$93,475
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts	53,910
Change in unrealized appreciation on investments, securities sold short, written option contracts, swap contracts, foreign
currency translation and forward currency exchange contracts	159,435
Net increase in net assets resulting from operations	306,820

Institutional Class — Distributions to shareholders from: (Note 5)
Total dividends and distributions — Institutional Class	—
Net increase in net assets from capital share transactions (Note 4)	7,225,919
Net increase in net assets	7,532,739

NET ASSETS:
Beginning of period	—
End of period (including accumulated undistributed net investment
income of $93,475)	$7,532,739

^	Commencement of operations January 2, 2014.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class
			For the Period from
	Six Months		August 1, 2013^
	Ended		through
	June 30, 2014		December 31, 2013
	(Unaudited)
Per Share Data:
Net Asset Value, beginning of period	$15.97		$16.06

Income from investment operations:
Net investment income(1)(2)	0.36		0.03
Net realized and unrealized gain on investments	0.12		0.31
Total from investment operations	0.48		0.34

Less distributions:
From net investment income	—		(0.35)
From net realized gains	—		(0.08)
Total dividends and distributions	—		(0.43)
Net Asset Value, end of period	$16.45		$15.97

Total Return	2.94	%(3)	2.20	%(3)
Supplemental data and ratios:
Net assets, end of period (000’s)	$306,390		$172,247
Ratio of gross expenses to average net assets:
Before expense waiver	1.41	%(4)	1.32	%(4)
After expense waiver	1.27	%(4)	1.19	%(4)
Ratio of dividends and borrowing expense
on securities sold short to average net assets	0.20	%(4)	0.19	%(4)
Ratio of operating expense to average
net assets excluding dividends and
borrowing expense on securities sold short	1.07	%(4)	1.00	%(4)
Ratio of net investment income to average net assets:
Before expense waiver	4.34	%(4)	0.29	%(4)
After expense waiver	4.48	%(4)	0.42	%(4)
Portfolio turnover rate(5)	62.49	%(3)	194.47	%(3)

(1)	Net investment income before dividends and borrowing expense on securities sold short for the six months ended June 30, 2014 and the period ended December 31, 2013 was $0.37 and $0.04, respectively.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period for the Fund as a whole.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Investor Class
	Six Months					Three Months
	Ended		Year Ended			Ended		Year Ended
	June 30,		December 31,			December 31,		September 30,
	2014		2013	2012		2011*		2011		2010(1)		2009(1)
	(Unaudited)
Per Share Data:
Net Asset Value,
beginning of period	$16.01		$15.83	$15.59		$15.59		$15.93		$15.26		$14.79
Income from
investment operations:
Net investment income (loss)(2)	0.35	(3)	0.04 (3)	(0.05	)(3)	(0.02	)(3)	(0.18	)(3)	(0.02	)(4)	0.24 (4)
Net realized and unrealized
gain on investments	0.11		0.53	0.61		0.47		0.13		0.69		0.58
Total from
investment operations	0.46		0.57	0.56		0.45		(0.05)		0.67		0.82
Redemption fees	—		—	0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)	0.00 (5)

Less distributions:
From net investment income	—		(0.31)	(0.26)		(0.08)		—		(0.00	)(5)	(0.06)
From net realized gains	—		0.08	(0.06)		(0.37)		(0.29)		—		(0.05)
From return of capital	—		—	—		—		—		—		(0.24)
Total dividends
and distributions	—		(0.39)	(0.32)		(0.45)		(0.29)		(0.00	)(5)	(0.35)
Net Asset Value,
end of period	$16.47		$16.01	$15.83		$15.59		$15.59		$15.93		$15.26

Total Return	2.87	%(6)	3.61%	3.61%		2.90	%(6)	(0.34)%		4.39%		5.78%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class
	Six Months				Three Months
	Ended		Year Ended		Ended		Year Ended
	June 30,		December 31,		December 31,		September 30,
	2014		2013	2012	2011*		2011	2010(1)	2009(1)
	(Unaudited)
Supplemental data and ratios:
Net assets, end of
period (in millions)	$5,271		$4,843	$4,416	$5,027		$4,914	$3,574	$1,811
Ratio of gross expenses
to average net assets:
Before expense waiver	1.57	%(7)	1.61%	1.82%	1.77	%(7)	2.08%	2.64%	4.22%
After expense waiver	1.43	%(7)	1.48%	1.69%	1.64	%(7)	1.96%	2.57%	4.22%
Ratio of dividends and
borrowing expense on
securities sold short
to average net assets	0.20	%(7)	0.22%	0.42%	0.31	%(7)	0.62%	1.16%	2.68%
Ratio of operating expense
to average net assets
excluding dividends and
borrowing expense
on securities sold short	1.23	%(7)	1.26%	1.27%	1.33	%(7)	1.34%	1.41%	1.54%
Ratio of net investment income
(loss) to average net assets:
Before expense waiver	4.18	%(7)	0.09%	(0.47)%	(0.72	)%(7)	(1.25)%	(1.35)%	(2.49)%
After expense waiver	4.32	%(7)	0.22%	(0.34)%	(0.59	)%(7)	(1.13)%	(1.28)%	(2.49)%
Portfolio turnover rate(8)	62.49	%(6)	194.47%	240.32%	48.13	%(6)	292.79%	192.21%	318.45%

(1)	Performance data included for periods prior to 2011 reflect that of Westchester Capital Management, Inc. the Fund’s prior investment adviser. See Note 1 for additional information.
(2)
Net investment income (loss) before dividends and borrowing expense on securities sold short for the six months ended June 30, 2014, years ended December 31, 2013, 2012, the three months ended December 31, 2011 and the years ended September 30, 2011, 2010 and 2009 was $0.36, $0.07, $0.01, $(0.01), $(0.08), $0.12 and $0.55, respectively.

(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Net investment income (loss) per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(5)	Amount is less than $0.005 per share.
(6)	Not annualized.
(7)	Annualized.
(8)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
*	Stub period from October 1, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class
	For the Period from
	January 2, 2014^
	through
	June 30, 2014
	(Unaudited)
Per Share Data:
Net Asset Value, beginning of period	$10.00

Income from investment operations:
Net investment income(1)(2)	0.16
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.51
Net Asset Value, end of period	$10.51

Total Return	5.10	%(4)
Supplemental data and ratios:
Net assets, end of period (000’s)	$7,533
Ratio of gross expenses to average net assets:
Before expense waiver	12.18	%(5)
After expense waiver	2.15	%(5)
Ratio of dividends and borrowing expense on
securities sold short to average net assets	0.41	%(5)
Ratio of operating expenses to average net assets excluding
dividends and borrowing expense on securities sold short	1.74	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense waiver	(6.81	)%(5)
After expense waiver	3.22	%(5)
Portfolio turnover rate(3)	92.49	%(4)

(1)	Net investment income before dividends and borrowing expense on securities sold short for the period ended June 30, 2014 was $0.18.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period for the Fund as a whole.

(4)	Not annualized.
(5)	Annualized.
^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflect the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), a series of WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. Investor Class shares have not yet commenced operations. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Each class of shares of TMF and EDF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are not readily identifiable as belonging  to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the Investment Company Act of 1940; or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund allocated to each class of a Fund based on its relative net assets.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.	Investment Valuation
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used. These are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Trustees and under the supervision of the Board of Trustees. The factors for fair

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by each Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At June 30, 2014, securities fair valued in good faith based on the absolute value of long investments and on the absolute value of unrealized gains or losses on swap contracts represented 0.11% of net assets for TMF and 0.07% for EDF.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2014. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
The Merger Fund
Assets
Common Stocks*	$4,909,873,005	$—	$—	$4,909,873,005
Contingent Value Rights	—	—	194,247	194,247
Warrants	3,342	—	—	3,342
Corporate Bonds	—	195,708,197	—	195,708,197
Municipal Bonds	—	6,004,884	—	6,004,884
Purchased Option Contracts	15,471,684	359,968	—	15,831,652
Escrow Notes	—	—	2,300,301	2,300,301
Short-Term Investments	811,172,352	—	—	811,172,352
Forward Currency Exchange Contracts**	—	662,227	—	662,227
Liabilities
Common Stocks Sold Short	$767,288,689	$—	$—	$767,288,689
Written Option Contracts	335,427,235	4,080,028	—	339,507,263
Swap Contracts**	—	14,077,926	—	14,077,926
Forward Currency Exchange Contracts**	—	1,267,877	—	1,267,877

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
	Level 1	Level 2	Level 3	Total
WCM Alternatives: Event-Driven Fund
Assets
Common Stocks*	$6,298,799	$—	$—	$6,298,799
Preferred Stocks	345,017	—	—	345,017
Closed-End Funds	169,499	—	—	169,499
Corporate Bonds	—	102,980	—	102,980
Purchased Option Contracts	24,724	731	—	25,455
Short-Term Investments	761,414	—	—	761,414
Swap Contracts**	—	89,455	—	89,455
Forward Currency Exchange Contracts**	—	3,353	—	3,353
Liabilities
Common Stocks Sold Short	$1,281,840	$—	$—	$1,281,840
Written Option Contracts	506,138	9,790	—	515,928
Forward Currency Exchange Contracts**	—	4,385	—	4,385

*	Please refer to the Schedules of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs.  The Funds did not have transfers into or out of Level 1, Level 2 or Level 3 during the period. EDF did not hold any Level 3 securities at the end of the period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund
Description	Investments
Balance as of December 31, 2013	$19,482,377
Change in unrealized depreciation	(5,115,781)
Purchases	194,247
Sales	(12,066,295)
Balance as of June 30, 2014	$2,494,548

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of June 30, 2014, are as follows:

	Fair Value at	Valuation	Unobservable
Description	June 30, 2014	Technique	Input	Range
Escrow Notes	$2,300,301	Broker Quote	No Active Market	1.80 – 1.90
Escrow Notes	$—	Projected Final Distribution(1)	Final Distribution	0.00
Contingent Value Rights	$194,247	Broker Quote	No Active Market	2.40 – 2.60

(1)	This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
B.	Securities Sold Short
The Funds may sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds generally segregate liquid assets in an amount equal to the market value of securities sold short. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.	Transactions with Brokers for Securities Sold Short
The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Funds do not require the brokers to maintain collateral in support of the receivable from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral at the brokers for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Funds maintain cash deposits at brokers beyond the receivable for short sales. These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

D.	Federal Income Taxes
No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. As of

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
June 30, 2014, TMF’s open Federal and New York tax years include the tax years ended September 30, 2010 through December 31, 2013. The Funds have no tax examination in progress.

E.	Written Option Contracts
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) call options, including to hedge portfolio investments. Uncovered put options can also be written by the Funds as part of a merger arbitrage strategy involving a pending corporate reorganization or for other investment purposes. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Exchange-traded written option contracts are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay upon the option being exercised) or the last reported composite sale price.  If no sale is reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Funds realize gains or losses from the sale of the underlying security. Written option contracts sold on an exchange typically involve less credit risk than over-the-counter options. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

F.	Purchased Option Contracts
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Exchange-traded purchased option contracts are valued daily at the higher of the intrinsic value of the option (i.e., what a Fund can receive upon exercising the option) or the last reported composite sale price. If no sale is reported or if the last sale is outside the bid and asked parameters, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities that may be held by the Funds. Purchased options sold on an exchange typically include less credit risk than over-the-counter options. Refer to Note 2 Q. for further derivative disclosures.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
G.	Forward Currency Exchange Contracts
The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Funds includes the amount of any net unrealized gain on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.	Equity Swap Contracts
The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Funds includes the risk of loss of the full amount of any net unrealized gain on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.	Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2013.

J.	Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.	Cash and Cash Equivalents
The Funds consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.  Temporary cash overdrafts are reported as payable to custodian.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
M.	Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

N.	Other
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Expenses include $1,502,518 and $7,687 of borrowing expense on securities sold short for TMF and EDF, respectively. The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

O.	Counterparty Risk
The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.

P.	The Right to Offset
Financial assets and liabilities as well as cash collateral received by the counterparties and posted are offset by the counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

Q.	Derivatives
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. With respect to TMF, for the six months ended June 30, 2014: long option contracts (1,458,568 contracts) were purchased and $124,445,338 in premiums were paid, written option contracts (2,750,153 contracts) were opened and $575,903,197 in premiums were received, equity swap contracts were opened with a notional value of $682,411,186 and closed with a notional value of $403,469,981 and an average of 13 forward currency exchange contract positions were open. With respect to EDF, for the period ended June 30, 2014: long option contracts (2,728 contracts) were purchased and $282,566 in premiums were paid, written option contracts (5,117 contracts) were opened and $1,042,077 in premiums were received, equity swap contracts were opened with a notional value of $4,101,300 and closed with a notional value of $1,779,857 and an average of 10 forward currency exchange contract positions were open.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Derivatives	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Purchased Option Contracts	Investments	$15,831,652	N/A	$—
Written Option Contracts	N/A	—	Written Option Contracts	339,507,263
Swap Contracts	Receivables	—	Payables	14,077,926
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	662,227	Payables	1,267,877
Total		$16,493,879		$354,853,066

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contracts	Investments	$25,455	N/A	$—
Written Option Contracts	N/A	—	Written Option Contracts	515,928
Swap Contracts	Receivables	89,455	Payables	—
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	3,353	Payables	4,385
Total		$118,263		$520,313

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
	Contracts	Contracts	Contracts	Contracts	Total
Derivatives

The Merger Fund
Equity Contracts	$(115,469,914)	$(14,059,989)	$—	$13,173,623	$(116,356,280)
Foreign Exchange Contracts	—	—	(10,367,393)	—	(10,367,393)
Total	$(115,469,914)	$(14,059,989)	$(10,367,393)	$13,173,623	$(126,723,673)

WCM Alternatives: Event-Driven Fund
Equity Contracts	$(119,514)	$(11,284)	$—	$63,176	$(67,622)
Foreign Exchange Contracts	—	—	2,100	—	2,100
Total	$(119,514)	$(11,284)	$2,100	$63,176	$(65,522)

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
	Contracts	Contracts	Contracts	Contracts	Total
Derivatives

The Merger Fund
Equity Contracts	$(4,997,217)	$(35,475,774)	$—	$(6,105,629)	$(46,578,620)
Foreign Exchange Contracts	—	—	10,166,845	—	10,166,845
Total	$(4,997,217)	$(35,475,774)	$10,166,845	$(6,105,629)	$(36,411,775)

WCM Alternatives: Event-Driven Fund
Equity Contracts	$(68,573)	$(131,181)	$—	$89,455	$(110,299)
Foreign Exchange Contracts	—	—	(1,032)	—	(1,032)
Total	$(68,573)	$(131,181)	$(1,032)	$89,455	$(111,331)

Note 3 — AGREEMENTS
The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and pursuant to an investment advisory agreement between WCF, with respect to EDF, and the Adviser dated as of July 30, 2013 (the “EDF Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets.  The Adviser has agreed until April 29, 2015, to reduce its advisory fee so that the advisory fee will be: (i) 1.0% on an annualized basis of the average daily net assets of TMF on net assets below $1.5 billion; (ii) 0.9% on an annualized basis of the average daily net assets of TMF on net assets between $1.5 billion and $2.0 billion; (iii) 0.8% on an annualized basis of the average daily net assets of TMF on net assets between $2.0 billion and $5.0 billion and (iv) 0.75% on an annualized basis of the average daily net assets of TMF on net assets over $5.0 billion.  Investment advisory fees voluntarily waived by the Adviser on behalf of TMF for the six months ended June 30, 2014 were $3,534,103.

Under the terms of the EDF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets.  The Adviser has contractually agreed until December 3, 2014 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.74% for Institutional Class shares and 1.99% for Investor Class shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraorinary expenses.  To the extent that the Adviser waives its investment advisory fee for EDF and/or reimburses EDF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 3 — AGREEMENTS (continued)
amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the period ended June 30, 2014, the Adviser waived $36,278 and reimbursed expenses of $254,960 to EDF.

The fee waiver arrangement for either Fund may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser.  Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2014		December 31, 2013
	Shares	Amount	Shares	Amount
The Merger Fund
Investor Class
Issued	67,235,361	$1,085,852,573	126,186,811	$2,018,213,379
Issued as reinvestment of dividends	—	—	5,490,093	87,786,581
Redeemed	(49,743,036)	(803,937,101)	(108,218,504)	(1,731,456,383)
Net increase	17,492,325	$281,915,472	23,458,400	$374,543,577

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	June 30, 2014		December 31, 2013
	Shares	Amount	Shares	Amount
The Merger Fund
Institutional Class
Issued	9,251,327	$150,207,469	11,442,811	$186,578,128
Issued as reinvestment of dividends	—	—	285,446	4,555,721
Redeemed	(1,406,370)	(22,780,547)	(945,886)	(15,297,308)
Net increase	7,844,957	$127,426,922	10,782,371	$175,836,541

	Period Ended
	June 30, 2014*
	Shares	Amount
WCM Alternatives: Event-Driven Fund
Institutional Class
Issued	758,277	$7,655,432
Redeemed	(41,725)	(429,513)
Net increase	716,552	$7,225,919

*	The Institutional Class inception date was January 2, 2014.

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
TMF’s purchases and sales of securities for the six months ended June 30, 2014 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $4,139,262,458 and $2,830,286,539, respectively. EDF’s purchases and sales of securities for the period ended June 30, 2014 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $11,932,973 and $5,343,737, respectively. There were no purchases or sales of U.S. Government securities for the Funds.

At December 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

The Merger Fund
Cost of investments	$4,900,927,306
Gross unrealized appreciation	504,656,173
Gross unrealized depreciation	(265,726,359)
Net unrealized appreciation	$238,929,814
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(217,830,218)
Total accumulated gains	$21,099,596

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
The tax components of dividends paid during the six months ended June 30, 2014 and the fiscal year ended December 31, 2013 for TMF, and the period ended June 30, 2014 for EDF were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	2014	2013	2014	2013
Investor Class
Ordinary Income	$—	$115,522,819	N/A	N/A
Long-Term Capital Gains	—	—	N/A	N/A
Total Distributions Paid	$—	$115,522,819	N/A	N/A

	2014	2013	2014	2013
Institutional Class
Ordinary Income	$—	$4,709,040	$—	N/A
Long-Term Capital Gains	—	—	—	N/A
Total Distributions Paid	$—	$4,709,040	$—	N/A

TMF designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2013.

As of December 31, 2013, TMF deferred, on a tax basis, post-October ordinary losses of $19,641,643. As of December 31, 2013, TMF did not have a post-October capital loss or a capital loss carryforward.

For the fiscal year ended December 31, 2013, certain dividends paid by TMF may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2013 was 50.66% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2013 was 44.00% (unaudited) for TMF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2013 was 20.27% (unaudited) for TMF.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 6 — WRITTEN OPTION CONTRACTS
The premium amount and the number of written option contracts during the six months ended June 30, 2014 and the period ended June 30, 2014 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Options outstanding at December 31, 2013	771,852	$185,389,161	—	$—
Options written	2,750,153	575,903,197	5,117	1,042,077
Options closed	(1,776,965)	(382,134,485)	(2,001)	(416,343)
Options exercised	(348,035)	(126,337,794)	(563)	(201,838)
Options expired	(229,952)	(18,865,014)	(499)	(39,149)
Options outstanding at June 30, 2014	1,167,053	$233,955,065	2,054	$384,747

Note 7 — DISTRIBUTION PLAN
TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares.  EDF has adopted a Plan of Distribution (the “EDF Plan” and together with the TMF Plan, the “Plans”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. Under each Plan, the respective Fund will compensate broker dealers or other qualified institutions with whom the Fund has entered into a contract to distribute the Fund’s Investor Class shares. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2014, TMF incurred $4,252,880 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. As of June 30, 2014, EDF had no outstanding Investor Class shares. Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 8 — TRANSACTIONS WITH AFFILIATES
Pursuant to Section (2)(a)(3) of the 1940 Act, if a Fund owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of the Fund. During the six months ended June 30, 2014, TMF owned the following position in such companies for investment purposes only:

	Share			Share	Market
	Balance at			Balance at	Value at
	Dec. 31,			June 30,	June 30,	Dividend	Interest	Realized
Issuer Name	2013	Purchases	Sales	2014	2014	Income	Income	Gain
Jos. A. Bank
Clothiers, Inc.	—	2,695,217	2,695,217	—	$—	$—	$—	$3,960,926
					$—	$—	$—	$3,960,926

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 9 — OFFSETTING ASSETS AND LIABILITIES
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund
				Gross Amounts not offset
				in the Statement
				of Assets and Liabilities
	Gross	Gross Amounts	Net Amounts
	Amounts of	Offset in the	Presented in
	Recognized	Statement	the Statement		Collateral
	Assets/	of Assets	of Assets	Financial	Received/	Net
	Liabilities	and Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Description
Forward Currency
Exchange Contracts	$662,227	$—	$662,227	$662,227	$—	$—
Swap Contracts	4,423,692	4,423,692	—	—	—	—
	$5,085,919	$4,423,692	$662,227	$662,227	$—	$—
Liabilities:
Description
Forward Currency
Exchange Contracts	$1,267,877	$—	$1,267,877	$662,227	$605,650	$—
Swap Contracts	18,501,618	4,423,692	14,077,926	—	14,077,926	—
Written Option Contracts	339,507,263	—	339,507,263	—	339,507,263	—
	$359,276,758	$4,423,692	$354,853,066	$662,227	$354,190,839	$—

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2014 (Unaudited)

Note 9 — OFFSETTING ASSETS AND LIABILITIES (continued)
WCM Alternatives: Event-Driven Fund
				Gross Amounts not offset
				in the Statement
				of Assets and Liabilities
	Gross	Gross Amounts	Net Amounts
	Amounts of	Offset in the	Presented in
	Recognized	Statement	the Statement		Collateral
	Assets/	of Assets	of Assets	Financial	Received/	Net
	Liabilities	and Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Description
Forward Currency
Exchange Contracts	$3,353	$—	$3,353	$3,353	$—	$—
Swap Contracts —
JPMorgan Chase & Co. Inc.	59,631	45,813	13,818	—	—	13,818
Swap Contracts —
Merrill Lynch & Co. Inc.	97,762	22,125	75,637	—	—	75,637
	$160,746	$67,938	$92,808	$3,353	$—	$89,455
Liabilities:
Description
Forward Currency
Exchange Contracts	$4,385	$—	$4,385	$3,353	$1,032	$—
Swap Contracts —
JPMorgan Chase & Co. Inc.	45,813	45,813	—	—	—	—
Swap Contracts —
Merrill Lynch & Co. Inc.	22,125	22,125	—	—	—	—
Written Option Contracts	515,928	—	515,928	—	515,928	—
	$588,251	$67,938	$520,313	$3,353	$516,960	$—

WCM Alternatives: Event-Driven Fund
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to the inception of WCM Alternatives: Event-Driven Fund’s (the “Fund” or “EDF”) investment operations, the Board of Trustees of the Fund (the “Board”), including a majority of the Trustees who are not interested persons of the Fund (the “Independent Trustees”), approved  the Fund’s advisory arrangements (the “Agreement”) with Westchester Capital Management LLC (the “Adviser”) for an initial two-year period.  A summary of the material factors and conclusions that formed the basis for the approval by the Board and the Independent Trustees are discussed below.

Review Process

The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary to evaluate the proposed terms of the Fund’s Agreement.  The Independent Trustees began their formal review process by requesting from the Adviser information they believed necessary to evaluate the proposed terms of the Fund’s Agreement.  The Independent Trustees and Board, in approving the Agreement, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.  Throughout the review process, the Independent Trustees were advised by their independent counsel.  The Independent Trustees also discussed the proposed approval of the Agreement in a private session with their independent counsel, at which no representatives of the Adviser were present.

The following summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Materials Reviewed

During the course of its review, the Board received a wide variety of materials relating to the services to be provided by the Adviser and the Fund’s other service providers, including reports on the Adviser’s performance in managing a similarly managed account, the proposed advisory fee structure, and other information relating to the nature, extent and quality of services proposed to be provided by the Adviser to the Fund.  In addition, in connection with its consideration of the Agreement, the Board requested and reviewed supplementary information regarding the estimated total expenses of the Fund, the Adviser’s estimated profitability in respect of the Fund, and information about the personnel expected to provide investment management services to the Fund.  The Board also requested and evaluated advisory fee and expense information for other investment companies with substantially similar investment strategies that was compiled by U.S. Bancorp Fund Services, LLC using categories and data provided by Morningstar, Inc.  The Board and the Independent Trustees also considered information regarding anticipated so-called “fall-out” benefits to the Adviser and its affiliates due to the Adviser’s proposed relationship with the Fund.  In addition to the information presented as part of this process, the members of the Board also considered information they received regarding the Adviser in their roles as members of the board of trustees of the other registered investment companies sponsored and advised by the Adviser.

Nature, Extent and Quality of Services

Nature and Extent of Services – In approving the Agreement for an initial two-year term, the Board and the Independent Trustees evaluated the nature and extent of the services to be provided by the Adviser.  The Board and the Independent Trustees also considered information concerning the Adviser’s investment philosophy and investment outlook with respect to the Fund.  In this context, the

WCM Alternatives: Event-Driven Fund
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

Board and the Independent Trustees considered the in-house research capabilities of the Adviser as well as other resources available to the Adviser, including research services available to the Adviser as a result of securities transactions to be effected for the Fund and other investment advisory clients of the Adviser.  The Board and the Independent Trustees also considered the managerial and financial resources available to the Adviser.

Quality of Services – The Board and the Independent Trustees considered the quality of the services to be provided by the Adviser and the quality of the resources of the Adviser available to the Fund.  The Board and the Independent Trustees considered the specialized experience, expertise and professional qualifications of the personnel of the Adviser, including that the Adviser had a track record sub-advising a registered mutual fund with principal investment strategies substantially similar to those proposed to be employed on behalf of the Fund.  The Board and the Independent Trustees considered the complexity of managing the Fund’s strategy relative to other types of funds.  The Board and the Independent Trustees also received and reviewed information regarding the quality of non-investment advisory services expected to be provided to the Fund by the Adviser, including certain compliance services.  The Board and the Independent Trustees considered that the scope of the services to be provided to the Fund by the Adviser were consistent with the Fund’s operational requirements.

In their evaluation of the quality of the services to be provided by the Adviser, the Board and the Independent Trustees also considered the performance of the Adviser in managing another registered mutual fund with substantially similar investment strategies to those of the Fund.  The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Adviser’s performance record in managing a fund with similar investment strategies supported the approval of the Agreement.

The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding the Agreement, that, overall, they were satisfied with the proposed nature, extent and quality of the services to be provided by the Adviser.

Management Fees and Expenses

The Board and the Independent Trustees reviewed information, including comparative information, regarding the proposed advisory fees to be paid to the Adviser and the estimated total expenses to be borne by the Fund.  The Board and the Independent Trustees also considered the fees that the Adviser and its affiliates charge another client with substantially similar investment strategies to those of the Fund.  The Board and the Independent Trustees considered information provided by the Adviser describing the differences in services provided to that other client.  The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the proposed fees to be charged under the Agreement represent reasonable compensation to the Adviser in light of the services to be provided.

Profitability and Possible Economies of Scale

Profitability – The Board and the Independent Trustees reviewed information regarding the anticipated cost of services provided by the Adviser and the anticipated profitability (before distribution expenses and prior to taxes) of the Adviser’s relationship with the Fund.  The Board reviewed a pro forma profit and loss analysis for the Adviser based on the estimated cost of services to be provided and varying estimated levels of Fund assets over the course of the first two years of

WCM Alternatives: Event-Driven Fund
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

the Agreement.  In evaluating the Adviser’s expected profitability, the Independent Trustees considered that the information provided by the Adviser was necessarily estimated and that preparing the related profitability information involved certain assumptions and allocations that were imprecise.  The Board and the Independent Trustees recognized that the probative value of estimated profitability information may be limited because a wide range of comparative information often is not generally available and it can be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, the efficiency of an adviser’s operations, numerous assumptions about allocations and the adviser’s cost of capital.  In addition, the Board and the Independent Trustees considered information regarding the direct and indirect benefits the Adviser receives as a result of its relationship with the Fund, including research expected to be purchased with soft dollar credits earned from portfolio transactions effected on behalf of the Fund (soft dollar arrangements), and reputational benefits.

Economies of Scale – The Board and the Independent Trustees reviewed the extent to which the Adviser may realize economies of scale in managing the Fund.  The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Adviser’s estimated level of profitability from its relationship with the Fund was reasonable and not excessive in light of, among other things, significant start-up and ongoing costs expected to be borne by the Adviser and its expertise and experience in managing event-driven strategies.  The Board and the Independent Trustees noted the Adviser’s representation that some economies of scale may arise from the Adviser’s sub-advisory services it provides to another client with substantially similar investment strategies to those proposed to be employed by the Fund.  However, the Board and the Independent Trustees concluded that the Adviser is unlikely to experience significant economies of scale in connection with the services to be provided to the Fund during the initial two-year term due to the low level of anticipated assets expected to be invested in the Fund during the initial two-year period and the start-up and ongoing costs that are expected to be borne by the Adviser as a result of the proposed expense limitation agreement.  The Board and the Independent Trustees believed that it was not necessary to consider sharing economies of scale, including breakpoints, at this time.  The Trustees also considered that the Adviser proposed an expense limitation that would limit, with certain exceptions, the maximum total annual expenses of the Fund.  The Independent Trustees concluded that those measures were reasonably designed to result in the sharing of economies of scale realized by the Adviser, if any, with the Fund and its shareholders.

Conclusions

Based on the Board’s review, including the Board’s consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the proposed terms of the Agreement, including the fees payable to the Adviser, are fair and reasonable to the Fund and its shareholders given the scope and quality of the services expected to be provided to the Fund and such other considerations as the Independent Trustees considered relevant in the exercise of their reasonable business judgment and that approval of the Agreement was in the best interests of the Fund and its shareholders.  Accordingly, the Board and Independent Trustees unanimously approved the Agreement for an initial two-year term.

The Merger Fund and WCM Alternatives: Event-Driven Fund

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally vote proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder
Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)*/s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  August 28, 2014

By (Signature and Title)*/s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date  August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  August 28, 2014

By (Signature and Title)*/s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date  August 28, 2014

* Print the name and title of each signing officer under his or her signature.